First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
SENIOR LOANS (a) - 100.9%

Advertising - 1.5%
MH Sub I, LLC (WebMD Health / Micro Holdings / Internet Brands), 2023 May Incremental Term Loan - First Lien
(SOFR 1 month + 4.25%), 8.57%, 05/03/2028 (b)	4,114,084	3,918,686
New Insight Holdings Inc. (Research Now/Dynata/Survey Sampling), First Out New Money Term Loan - First Lien
(SOFR 3 month + 5.00%), 9.58%, 07/15/2028 (b)	918,972	921,154
New Insight Holdings Inc. (Research Now/Dynata/Survey Sampling), Second Out Term Loan - First Lien
(SOFR 3 month + 5.50%), 10.08%, 10/15/2028 (c)	4,987,437	4,649,239
WH Borrower, LLC (aka WHP Global), Term Loan B - First Lien
(SOFR 3 month + 4.75%), 9.07%, 02/11/2032 (b)	3,000,000	2,989,230
		12,478,309
Aerospace & Defense - 0.9%
Chromalloy Corp., Term Loan - First Lien
(SOFR 3 month + 3.75%), 8.06%, 03/27/2031 (b)	2,977,500	2,971,932
Karman Holdings Inc., Term Loan B - First Lien
02/27/2032 ‡(c)(d)	2,000,000	2,002,500
MAG DS Corp., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.90%, 04/01/2027 ‡(d)(e)	1,956,682	1,831,337
TransDigm Inc., New Tranche J Term Loan - First Lien
(SOFR 3 month + 2.75%), 6.80%, 02/28/2031	997,487	993,123
		7,798,892
Agricultural & Farm Machinery - 0.1%
Hydrofarm Holdings Group, Inc., Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.94%, 10/25/2028 ‡(d)(e)	1,163,299	953,906

Air Freight & Logistics - 1.0%
Air Buyer Inc. (Condata Global), Term Loan - First Lien
(SOFR 3 month + 5.50%), 9.79%, 07/23/2030 ‡(d)(e)(f)	3,302,980	3,269,950
AIT Worldwide Logistics Holdings, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 4.00%), 8.30%, 04/08/2030 (b)	4,987,500	4,990,094
		8,260,044
Airlines - 0.4%
AAdvantage Loyalty IP Ltd., Term Loan - First Lien
(SOFR 1 month + 2.25%), 6.57%, 04/20/2028	3,250,000	3,320,086

Apparel Retail - 0.4%
Lids Holdings, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.95%, 12/14/2026 ‡(d)	1,118,352	1,112,761
Xcel Brands, Inc., Intial Term Loan A - First Lien
(SOFR 1 month + 8.50%, 2.00% Floor), 12.82%, 12/12/2028 ‡(d)(f)	2,000,000	1,955,000
		3,067,761
Apparel, Accessories & Luxury Goods - 0.9%
Protective Industrial Products Inc. (Gloves Buyer), Term Loan B - First Lien
01/16/2032 (c)	3,000,000	2,892,495
Rachel Zoe, Inc., Second Amendment Effective Date Tranche A Loan - First Lien
(SOFR 3 month + 7.66%, 3.00% Floor), 11.99%, 10/13/2026 ‡(d)(e)(f)	349,972	349,972
Rachel Zoe, Inc., Tranche A Loan - First Lien
(SOFR 3 month + 7.66%, 3.00% Floor), 11.99%, 10/13/2026 ‡(d)(e)(f)	1,076,087	1,076,087
TR Apparel, LLC, Term Loan - First Lien
(SOFR 1 month + 9.00%, 2.00% Floor), 13.32%, 06/21/2027 ‡(d)(e)(f)	3,199,728	3,199,728
		7,518,282

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Application Software - 5.3%
Apex Analytix, Inc. (Montana Buyer, Inc.), Initial Term Loan - First Lien
(SOFR 1 month + 5.00%, 0.75% Floor), 9.32%, 07/22/2029 ‡(d)(f)	2,635,000	2,608,650
Apex Analytix, Inc. (Montana Buyer, Inc.), Revolving Credit Loan - First Lien
(PRIME 3 month + 4.00%), 10.35%, 07/22/2028 ‡(d)(f)	52,174	51,652
AppHub LLC, Delayed Draw Tem Loan - First Lien
(SOFR 6 month + 5.75%, 1.00% Floor), 10.12%, 09/29/2028 ‡(d)(f)	365,863	364,034
AppHub LLC, June 2024 Delayed Draw Term Loan - First Lien
(SOFR 6 month + 5.75%, 1.00% Floor), 10.25%, 09/29/2028 ‡(d)(f)	2,037,088	2,026,903
AppHub LLC, Term Loan - First Lien
(SOFR 6 month + 5.75%, 1.00% Floor), 10.22%, 09/29/2028 ‡(d)(e)(f)	2,655,580	2,642,302
Apryse Software Corp. (PDFTron), 2024 Refinancing Term Loan - First Lien
(SOFR 3 month + 4.75%, 1.00% Floor), 9.04%, 07/15/2027 ‡(d)(e)(f)	6,636,922	6,636,922
Boxer Parent Co., Inc. (BMC Software) (Banff Merger Sub), 2031 Replacement Dollar Term Loan - First Lien
(SOFR 3 month + 3.00%), 7.29%, 07/30/2031 (b)	6,000,000	5,904,060
CCC Intelligent Services Inc. (Cypress Intermediate Holdings III / fka Jaguar Holdings), Initial Term Loan - First Lien
(SOFR 1 month + 2.00%), 6.32%, 01/23/2032 (d)	997,500	996,876
Cloud Software Group, Inc. (TIBCO Software), Sixth Amendment Term Loan - First Lien
(SOFR 3 month + 3.75%, 0.50% Floor), 8.05%, 03/21/2031 (b)	2,992,500	2,967,393
Clover Holdings 2 LLC (Cohesity), Initial Floating Rate Term Loan - First Lien
(SOFR 3 month + 4.00%), 8.29%, 12/09/2031 (b)(c)	3,000,000	2,971,875
CMI Marketing, Inc. (AdThrive), Initial Term Loan 2021 - First Lien
(SOFR 1 month + 4.25%), 8.69%, 03/23/2028	519,432	511,207
EagleView Technology Corp., Term Loan - First Lien
(SOFR 3 month + 3.50%), 8.09%, 08/14/2025	3,146,677	3,072,226
Enverus Holdings, Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.75% Floor), 9.82%, 12/24/2029 ‡(d)	119,292	119,292
Enverus Holdings, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 5.50%, 0.75% Floor), 9.82%, 12/24/2029 ‡(d)	3,809,944	3,809,944
Genesys Cloud Services Holdings I, LLC (Greeneden), Initial 2025 Dollar Term Loan - First Lien
(SOFR 1 month + 2.50%), 6.82%, 01/30/2032 (b)	3,000,000	2,972,145
Rocket Software, Inc., Extended Dollar Term Loan - First Lien
(SOFR 1 month + 4.25%), 8.57%, 11/28/2028 (b)	2,096,417	2,093,806
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.67%, 11/17/2028 ‡(d)(e)(f)	3,237,969	3,237,969
Upland Software, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 3.75%), 8.17%, 08/06/2026 (b)	2,176,167	2,121,088
		45,108,344
Asset Management & Custody Banks - 1.5%
Apella Capital, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.82%, 03/01/2029 ‡(d)(f)	248,377	248,377
Apella Capital, LLC, First Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.83%, 03/01/2029 ‡(d)(f)	147,508	147,508

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Apella Capital, LLC, First Amendment Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.82%, 03/01/2029 ‡(d)(e)(f)	588,558	588,558
Apella Capital, LLC, Initial Term Loan - First Lien
(PRIME 3 month + 5.50%), 13.00%, 03/01/2029 ‡(d)(e)(f)	1,260,475	1,260,475
Apella Capital, LLC, Revolving Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.80%, 03/01/2029 ‡(d)(f)	250,000	250,000
Apella Capital, LLC, Second Amendment Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.80%, 03/01/2029 ‡(d)(e)(f)	995,838	995,838
Focus Financial Partners, LLC, Tranche B Incremental Term Loan - First Lien
(SOFR 1 month + 2.75%), 7.07%, 09/15/2031 (c)	6,345,852	6,292,166
IPM MSO Management, LLC, Closing Date Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.96%, 06/17/2026 ‡(d)(e)(f)	784,450	760,916
IPM MSO Management, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.95%, 06/17/2026 ‡(d)(e)(f)	94,185	91,359
IPM MSO Management, LLC, Second Amendment Term Loan - First Lien
(SOFR 3 month + 6.50%), 10.95%, 06/17/2026 ‡(d)(e)(f)	215,758	209,285
Oak Point Partners, LLC, Term Loan - First Lien
(SOFR 1 month + 4.75%, 1.00% Floor), 9.17%, 12/01/2027 ‡(d)(e)(f)	2,098,600	2,098,600
		12,943,082
Auto Parts & Equipment - 1.3%
Clarios Global LP (Panther/Power Solutions), Amendment No. 6 Dollar Term Loan - First Lien
(SOFR 1 month + 2.75%), 7.07%, 01/28/2032	1,000,000	986,665
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Fifth Amendment Term Loan - First Lien
(SOFR 1 month + 4.75%, 1.00% Floor), 9.07%, 12/19/2026 ‡(d)(e)(f)	4,396,672	4,396,672
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan - First Lien
(SOFR 1 month + 4.75%, 1.00% Floor), 9.07%, 12/19/2026 ‡(d)(e)(f)	1,397,993	1,397,992
First Brands Group, LLC, 2022-II Incremental Term Loan - First Lien
(SOFR 3 month + 5.00%), 9.55%, 03/30/2027 (b)	995,290	927,486
Hertz Corp., The, 2023 Incremental Term Loan - First Lien
(SOFR 1 month + 3.75%), 8.07%, 06/30/2028	994,962	770,598
Hertz Corp., The, Initial Term B Loan - First Lien
(SOFR 1 month + 3.50%), 7.94%, 06/30/2028 (c)	1,811,160	1,404,944
Hertz Corp., The, Initial Term C Loan - First Lien
(SOFR 1 month + 3.50%), 7.94%, 06/30/2028 (c)	354,633	275,094
Power Stop, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 4.75%, 0.50% Floor), 9.17%, 01/26/2029 (b)	994,804	922,686
		11,082,137
Automotive Retail - 0.1%
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term B-1 Loan - First Lien
04/23/2031 (c)	1,000,000	994,380

Biotechnology - 0.3%
Solaris US Bidco LLC (Therakos), Initial Term Loan - First Lien
(SOFR 3 month + 5.25%), 9.56%, 11/29/2030 (b)	2,992,500	2,927,039

Brewers - 0.9%
City Brewing Co., LLC (Brewco Borrower), First-Out Closing Date Exchanging Term Loan - First Lien
(SOFR 3 month + 3.50%, 0.75% Floor), 8.06%, 04/05/2028 ‡	8,216,749	3,081,281

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
City Brewing Co., LLC (Brewco Borrower), First-Out New Money Term Loan - First Lien
(SOFR 3 month + 6.25%), 10.81%, 04/05/2028 ‡	7,136,714	2,923,055
City Brewing Co., LLC (Brewco Borrower), Second-Out Closing Date Exchanged Term Loan - First Lien
(SOFR 3 month + 3.50%), 0.00%, 04/05/2028 ‡	8,571,096	176,422
City Brewing Co., LLC (Brewco Borrower), Super Priority Term Loan - First Lien
(SOFR 3 month + 9.00%, 7.50% PIK), 13.58%, 01/05/2026 ‡	1,742,468	1,601,256
		7,782,014
Broadcasting - 0.3%
Allen Media, LLC, Initial Term Loan 2021 - First Lien
(SOFR 3 month + 5.50%), 9.95%, 02/10/2027	1,938,766	1,132,239
Learfield Communications, LLC, 2024 Refinancing Term Loan - First Lien
(SOFR 1 month + 4.50%), 8.82%, 06/30/2028	1,282,299	1,286,307
		2,418,546
Building Products - 0.2%
Opella LLC (Opal), Term Loan - First Lien
03/31/2032 ‡(c)	2,000,000	1,997,500

Casinos & Gaming - 1.0%
Catawba Nation Gaming Authority, Term Loan B - First Lien
(SOFR 3 month + 4.75%), 9.05%, 03/28/2030 ‡(d)	6,600,000	6,630,261
DK Crown Holdings Inc. ( DraftKings ), Term Loan - First Lien
(SOFR 1 month + 1.75%), 6.07%, 02/24/2032	1,089,188	1,083,748
J & J Ventures Gaming, LLC, 2025 Term Loan - First Lien
(SOFR 1 month + 3.50%), 7.82%, 04/26/2030	1,000,000	987,500
		8,701,509
Commodity Chemicals - 0.4%
A&A Global Imports, LLC, First Out Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor, 6.50% PIK), 10.97%, 06/01/2026 ‡(d)(e)(f)	979,345	401,532
A&A Global Imports, LLC, Last Out Term Loan - First Lien
(SOFR 3 month + 8.50%, 1.00% Floor, 8.50% PIK), 12.97%, 06/01/2026 ‡(d)(e)(f)	1,111,778	—
A&A Global Imports, LLC, New Revolving Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 10.94%, 06/01/2026 ‡(d)(f)	47,704	47,704
Hexion Holdings Corp., 2024 Refinancing Term Loan - First Lien
(SOFR 1 month + 4.00%), 8.32%, 03/15/2029 (b)	2,985,000	2,908,778
		3,358,014
Communications Equipment - 0.4%
SonicWall US Holdings Inc., Initial Term Loan - Second Lien
(SOFR 3 month + 7.50%), 11.95%, 05/18/2026	3,855,000	3,591,781

Construction & Engineering - 0.3%
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Closing Date Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.42%, 12/15/2028 ‡(d)(e)(f)	946,918	937,449
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.45%, 12/15/2028 ‡(d)(f)	642,666	636,239
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.48%, 12/15/2028 ‡(d)(f)	27,025	26,755
TriStrux, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor, 2.00% PIK), 12.45%, 12/23/2026 ‡(d)(e)(f)	314,265	230,967
TriStrux, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor, 2.00% PIK), 12.48%, 12/23/2026 ‡(d)(e)(f)	895,783	658,351

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
TriStrux, LLC, Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor, 2.00% PIK), 12.48%, 12/23/2026 ‡(d)(f)	319,628	234,927
		2,724,688
Distributors - 0.5%
Highline Aftermarket Acquisition, LLC, 2025-1 Term Loan - First Lien
(SOFR 1 month + 3.50%), 7.82%, 02/19/2030 (b)	3,000,000	2,996,250
Project Castle, Inc. (Material Handling Systems Inc./MHS/Deliver Buyer) , Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 9.76%, 06/01/2029	948,037	806,780
(PRIME 3 month + 4.50%), 12.00%, 06/01/2029	49,412	42,049
		3,845,079
Diversified Chemicals - 1.0%
Project Cloud Holdings, LLC (AgroFresh Inc.), 2024-1 Incremental Term Loan (USD) - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.67%, 03/31/2029 ‡(d)(f)	2,906,647	2,855,780
Project Cloud Holdings, LLC (AgroFresh Inc.), Initial USD Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.67%, 03/31/2029 ‡(d)(e)(f)	5,115,175	5,025,659
Project Cloud Holdings, LLC (AgroFresh Inc.), Replacement Revolver - First Lien
(SOFR 1 month + 6.25%), 10.67%, 03/31/2029 ‡(d)(f)	598,810	588,331
		8,469,770
Diversified Support Services - 1.0%
AMCP Clean Acquisition Co., LLC (PureStar), 2024 Incremental Delayed Draw Term Loan - First Lien
(SOFR 3 month + 4.75%), 9.05%, 06/15/2028 ‡(d)	1,635,000	1,640,118
AMCP Clean Acquisition Co., LLC (PureStar), Amendment No.1 Refinancing Term Loan - First Lien
(SOFR 3 month + 4.75%, 0.50% Floor), 9.05%, 06/15/2028 ‡(d)(e)	4,411,111	4,424,917
Ardonagh Midco 3 Ltd., Syndicated Facility B (USD) - First Lien
(SOFR 6 month + 3.75%), 8.03%, 02/15/2031 (c)	989,053	977,926
Vestis Corp., Term B-1 Loan - First Lien
02/22/2031 (c)	1,000,000	997,815
		8,040,776
Education Services - 1.7%
Cengage Learning, Inc., 2024 Refinancing Term Loan - First Lien
(SOFR 1 month + 3.50%), 7.83%, 03/24/2031 (b)	2,977,538	2,957,499
Point Quest Acquisition, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.25%), 9.72%, 08/14/2028 ‡(d)(f)	1,118,279	1,118,279
Point Quest Acquisition, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.72%, 08/14/2028 ‡(d)(e)(f)	7,494,479	7,494,479
Point Quest Acquisition, LLC, Revolving Credit Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.70%, 08/14/2028 ‡(d)(f)	1,187,335	1,187,335
Point Quest Acquisition, LLC, Sixth Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.71%, 08/14/2028 ‡(d)(f)	1,437,076	1,437,076
		14,194,668
Electrical Components & Equipment - 0.7%
Energy Acquisition LP (ECI), Closing Date Term Loan - First Lien
(SOFR 3 month + 6.50%, 2.00% Floor), 10.81%, 05/10/2029 ‡(d)(e)(f)	6,272,600	6,209,874

Electronic Equipment & Instruments - 0.2%
VeriFone Systems, Inc., (USD) Term Loan - First Lien
(SOFR 3 month + 5.50%), 9.80%, 08/20/2025	1,760,793	1,594,742

Electronic Manufacturing Services - 1.4%
Creation Technologies Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 10.06%, 10/05/2028 (b)(c)	4,937,834	4,802,043

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Natel Engineering Co., Inc., Initial Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.69%, 04/30/2026 (e)	7,417,864	6,722,439
		11,524,482
Environmental & Facilities Services - 2.2%
CI (MG) GROUP LLC (Mariani Landscape) Term Loan First Lien
(SOFR 6 month + 5.50%), 9.72%, 03/27/2031 ‡(d)(e)(f)	6,899,263	6,795,774
EnergySolutions (Energy Capital Partners), Initial Term Loan - First Lien
09/20/2030 (c)	2,857,872	2,856,086
SR Landscaping, LLC, Amendment No. 1 Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.67%, 10/30/2029 ‡(d)(f)	295,835	295,835
SR Landscaping, LLC, Closing Date Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.67%, 10/30/2029 ‡(d)(e)(f)	2,668,212	2,668,212
SR Landscaping, LLC, Delayed Draw Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.66%, 10/30/2029 ‡(d)(f)	888,400	888,400
SR Landscaping, LLC, Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.67%, 10/30/2029 ‡(d)(f)	155,788	155,788
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Closing Date Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.80%, 07/12/2030 ‡(d)(e)(f)	4,965,333	4,890,853
		18,550,948
Financial Exchanges & Data - 0.6%
Priority Holdings, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 4.75%), 9.07%, 05/16/2031 (b)	4,943,400	4,948,813

Food Distributors - 0.5%
Red SPV LLC (Newly Weds Foods), Term Loan B - First Lien
(SOFR 1 month + 2.25%), 6.57%, 03/15/2032 ‡	1,000,000	995,000
United Natural Foods, Inc., 2024 Term Loan - First Lien
05/01/2031 (c)	3,000,000	3,043,125
		4,038,125
Footwear - 0.1%
SHO Holding I Corp., Tranche A Term Loan - First Lien
(SOFR 1 month + 6.50%), 10.94%, 06/30/2029 ‡(d)(f)	538,871	538,871

General Merchandise Stores - 0.2%
Peer Holding III BV (Action Peer Netherlands), Facility B4B - First Lien
10/28/2030 (c)	1,994,962	1,995,281

Health Care Distributors - 0.5%
Prescott's Inc., Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.32%, 12/30/2030 ‡(d)(e)(f)	4,052,555	4,006,964

Health Care Facilities - 2.2%
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.46%, 06/08/2029 ‡(d)(e)(f)	1,793,595	1,766,691
Crisis Prevention Institute, Inc., 2024 Term Loan - First Lien
(SOFR 3 month + 4.00%, 0.50% Floor), 8.30%, 04/09/2031 (b)(c)	3,538,979	3,549,313
LifePoint Health, Inc. (aka RegionalCare Hospital Partners), 2024-1 Refinancing Term Loan - First Lien
(SOFR 3 month + 3.75%), 8.05%, 05/17/2031 (b)	4,962,594	4,824,038
LifePoint Health, Inc. (aka RegionalCare Hospital Partners), 2024-2 Refinancing Term Loan - First Lien
(SOFR 3 month + 3.50%), 7.82%, 05/17/2031 (b)	3,345,738	3,229,240
Quorum Health Resources (QHR), 2023 Incremental Term Loan - First Lien
(SOFR 1 month + 5.25%), 9.67%, 05/28/2027 ‡(d)(e)(f)	1,970,000	1,960,150

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Quorum Health Resources (QHR), Specified Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.25%), 9.67%, 05/28/2027 ‡(d)(e)(f)	1,965,000	1,955,175
Quorum Health Resources (QHR), Term Loan - First Lien
(SOFR 6 month + 5.25%, 1.00% Floor), 9.93%, 05/28/2027 ‡(d)(e)(f)	1,038,202	1,033,011
		18,317,618
Health Care Services - 14.1%
Anne Arundel Dermatology Management, LLC, DDTL A - First Lien
(SOFR 3 month + 2.75%, 1.00% Floor, 4.25% PIK), 11.48%, 10/16/2025 ‡(d)(e)(f)	121,623	112,501
Anne Arundel Dermatology Management, LLC, DDTL B - First Lien
(SOFR 3 month + 2.75%, 1.00% Floor, 4.25% PIK), 11.48%, 10/16/2025 ‡(d)(e)(f)	206,015	190,564
Anne Arundel Dermatology Management, LLC, DDTL C - First Lien
(SOFR 3 month + 2.75%, 1.00% Floor, 4.25% PIK), 11.48%, 10/16/2025 ‡(d)(f)	579,888	536,396
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan - First Lien
(SOFR 3 month + 2.75%, 1.00% Floor, 4.25% PIK), 11.48%, 10/16/2025 ‡(d)(e)(f)	2,007,036	1,856,508
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.20%, 09/29/2028 ‡(d)(e)(f)	1,213,058	1,213,058
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.20%, 09/29/2028 ‡(d)(e)(f)	2,884,676	2,884,676
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.20%, 09/29/2028 ‡(d)(f)	298,126	298,126
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.20%, 12/20/2027 ‡(d)(f)	902,442	875,369
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.23%, 12/20/2027 ‡(d)(e)(f)	2,077,326	2,015,006
Boston Clinical Trials LLC (Alcanza Clinical Research), Initial Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 10.70%, 12/20/2027 ‡(d)(e)(f)	4,682,149	4,565,095
Community Based Care Acquisition, Inc., Delayed Draw Tranche A Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.65%, 09/16/2027 ‡(d)(e)(f)	887,450	887,450
Community Based Care Acquisition, Inc., Delayed Draw Tranche B Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.90%, 09/30/2027 ‡(d)(f)	988,409	988,409
Community Based Care Acquisition, Inc., Delayed Draw Tranche C Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.90%, 09/30/2027 ‡(d)(f)	866,219	866,219
Community Based Care Acquisition, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.65%, 09/16/2027 ‡(d)(e)(f)	2,194,573	2,194,573
Dermatology Intermediate Holdings III, Inc. (Forefront), Term B-1 Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 9.79%, 03/30/2029 (b)(c)	5,445,000	5,194,884
Elevate HD Parent, Inc., Delayed Draw Term Loan A - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.42%, 08/20/2029 ‡(d)(f)	74,750	74,750

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Elevate HD Parent, Inc., Delayed Draw Term Loan B - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.42%, 08/20/2029 ‡(d)(f)	167,077	167,077
Elevate HD Parent, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.42%, 08/20/2029 ‡(d)(e)(f)	3,201,250	3,201,250
Endo1 Partners, LLC, Seventh Amendment DDTL - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.82%, 03/24/2026 ‡(d)(e)(f)	7,942,857	7,942,857
Endo1 Partners, LLC, Third Amendment DDTL - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.82%, 03/24/2026 ‡(d)(e)(f)	1,770,750	1,770,750
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 0.50% Floor), 10.31%, 06/28/2029 ‡(d)	4,877,000	4,535,610
First Steps Recovery Acquisition, LLC (True North Detox), Initial Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.57%, 03/29/2030 ‡(d)(e)(f)	3,090,405	3,013,145
First Steps Recovery Acquisition, LLC (True North Detox), Revolving Credit Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 10.55%, 03/29/2030 ‡(d)(f)	356,757	347,838
Gen4 Dental Partners Opco, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 10.07%, 05/13/2030 ‡(d)(e)(f)	5,458,750	5,308,634
Global Medical Response, Inc., 2024 Extended Term Loan - First Lien
10/31/2028 (c)	2,991,716	2,995,037
Houseworks Holdings, Fourth Amendment Term Loan - First Lien
(SOFR 6 month + 5.25%, 1.00% Floor), 9.50%, 12/15/2028 ‡(d)(e)(f)	2,636,714	2,623,531
Houseworks Holdings, Revolving Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 7.91%, 12/15/2028 ‡(d)(f)	50,845	50,591
(PRIME 3 month + 4.25%), 11.75%, 12/15/2028 ‡(d)(f)	213,634	212,565
Houseworks Holdings, Third Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.53%, 12/15/2028 ‡(d)(f)	731,424	727,767
Houseworks Holdings, Third Amendment Term Loan - First Lien
(SOFR 6 month + 5.25%, 1.00% Floor), 9.50%, 12/15/2028 ‡(d)(e)(f)	1,670,583	1,662,230
In Vitro Sciences, LLC (New IVS Holdings, LLC), Closing Date Term Loan - First Lien
(SOFR 1 month + 7.00%, 1.00% Floor), 11.44%, 02/28/2029 ‡(d)(e)(f)	8,066,590	7,421,263
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan - First Lien
(SOFR 1 month + 7.00%, 1.00% Floor), 11.44%, 02/28/2029 ‡(d)(e)(f)	2,029,839	1,867,452
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.42%, 12/06/2027 ‡(d)(e)(f)	572,367	563,782
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.42%, 12/06/2027 ‡(d)(e)(f)	1,708,044	1,682,423
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.42%, 12/06/2027 ‡(d)(f)	439,157	432,569
LMSI Buyer, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.20%, 10/25/2027 ‡(d)(e)(f)	2,133,607	1,920,247
LMSI Buyer, LLC, Revolving Credit Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.20%, 10/25/2027 ‡(d)(f)	390,516	351,464

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
LSCS Holdings Inc. (Dohmen Life Science Services/Project Ghost), 2025 Refinancing Term Loan - First Lien
(SOFR 3 month + 4.50%), 8.82%, 03/04/2032	2,694,308	2,693,473
Medrina, LLC, Initial Term Loan - First Lien
(SOFR 6 month + 6.00%, 1.00% Floor), 10.44%, 10/20/2029 ‡(d)(e)(f)	5,438,115	5,438,115
Medrina, LLC, Primary DDTL - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.25%, 10/20/2029 ‡(d)(f)	961,143	961,143
Monarch Behavioral Therapy, LLC, Closing Date Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.32%, 06/06/2030 ‡(d)(e)(f)	9,596,069	9,548,088
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.32%, 06/06/2030 ‡(d)(f)	977,610	972,722
Monarch Behavioral Therapy, LLC, Revolving Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.32%, 06/06/2030 ‡(d)(f)	645,250	642,024
National Mentor Holdings, Inc. (Civitas Solutions), Initial Term Loan - Second Lien
(SOFR 3 month + 7.25%, 0.75% Floor), 11.65%, 03/02/2029	9,386,585	9,013,046
Neon Maple Purchaser Inc. (Nuvie), Tranche B-1 Term Loan - First Lien
(SOFR 1 month + 3.00%), 7.32%, 11/17/2031	1,000,000	994,720
NSM Top Holdings Corp. (National Seating & Mobility Inc.), Amendment No. 6 Incremental Term Loan - First Lien
(SOFR 3 month + 5.25%), 9.65%, 05/14/2029 (b)(c)	2,988,750	3,011,166
Organon & Co., 2024 Refinancing Dollar Term Loan Facility - First Lien
05/19/2031 (c)	1,000,000	987,500
Visante Acquisition, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.04%, 01/31/2030 ‡(d)(e)(f)	4,927,259	4,927,259
Women's Care Holdings, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 4.50%, 0.75% Floor), 8.89%, 01/15/2028	1,989,664	1,847,910
Women's Care Holdings, Inc., Initial Term Loan - Second Lien
(SOFR 3 month + 8.25%, 0.75% Floor), 12.64%, 01/12/2029 ‡(e)	5,701,232	4,532,479
		119,121,311
Health Care Supplies - 0.6%
Journey Personal Care (Domtar Corp.), Term B Loan - First Lien
(SOFR 3 month + 3.75%), 8.05%, 03/01/2028 (b)	4,949,004	4,911,886

Health Care Technology - 3.3%
Advantmed Buyer Inc., DDTL - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.31%, 02/14/2031 ‡(d)(f)	1,159,030	1,143,817
Advantmed Buyer Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.30%, 02/14/2031 ‡(d)(e)(f)	8,190,476	8,082,976
AG Parent Holdings LLC (ArisGlobal), Initial Term Loan Retired 04/02/2025 - First Lien
(SOFR 3 month + 5.00%), 9.57%, 07/31/2026 (e)	5,794,047	5,562,286
Athenahealth Group Inc., Initial Term Loan - First Lien
(SOFR 1 month + 3.25%, 0.50% Floor), 7.32%, 02/15/2029 (b)	2,229,586	2,207,290
Cotiviti, Inc., Initial Floating Rate Term Loan - First Lien
(SOFR 1 month + 2.75%), 7.07%, 05/01/2031	997,494	977,544
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan - First Lien
(SOFR 3 month + 6.75%), 11.05%, 04/01/2029 ‡(d)(e)(f)	7,025,806	7,025,806
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Initial Term Loan - First Lien
(SOFR 6 month + 6.50%, 1.00% Floor), 10.74%, 01/08/2029 ‡(d)(e)(f)	2,801,411	2,801,411
		27,801,130

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Heavy Electrical Equipment - 1.3%
APS Acquisition Holdings, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.05%, 07/11/2029 ‡(d)(f)	354,949	349,625
APS Acquisition Holdings, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.05%, 07/11/2029 ‡(d)(e)(f)	6,215,562	6,122,329
Arcline FM Holding, LLC (Fairbanks), 2024-2 New Term Loan - First Lien
(SOFR 3 month + 4.50%), 8.80%, 06/23/2028 (b)(c)	4,408,151	4,394,926
		10,866,880
Highways & Railtracks - 0.1%
NA Rail Hold Co., LLC (Patriot Rail)., Tranche B-3 Term Loan - First Lien
(SOFR 3 month + 3.00%), 7.29%, 03/08/2032	1,000,000	1,002,500

Home Furnishings - 0.3%
Dorel Industries Inc., First Out Term Loan - First Lien
(SOFR 1 month + 8.30%, 2.00% Floor), 12.60%, 12/08/2026 ‡(d)(f)	2,500,849	2,500,849

Home Improvement Retail - 0.7%
Air Conditioning Specialist, Inc., Closing Date Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.82%, 11/19/2029 ‡(d)(e)(f)	5,022,022	4,946,691
Air Conditioning Specialist, Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.81%, 11/19/2029 ‡(d)(f)	830,178	817,725
Air Conditioning Specialist, Inc., Revolving Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.82%, 11/19/2029 ‡(d)(f)	164,452	161,985
		5,926,401
Homebuilding - 0.3%
HP PHRG Borrower, LLC (Power Home Remodeling), Term Loan B 02.14.25 - First Lien
02/20/2032 ‡(c)	3,000,000	2,936,250

Hotels, Resorts & Cruise Lines - 0.9%
AP Gaming I LLC (American Gaming Systems), Term B Loan - First Lien
02/15/2029 (c)	2,992,075	3,007,036
Stats, LLC (Peak Jersey Holdco Ltd.), Term Loan - First Lien
(SOFR 3 month + 5.25%), 9.83%, 07/10/2026 (b)(e)	4,986,842	4,849,704
		7,856,740
Household Products - 0.2%
Lash OpCo, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 7.00%, 1.00% Floor), 11.39%, 03/18/2026 ‡(d)(e)(f)	2,009,894	1,877,241

Human Resource & Employment Services - 1.5%
Danforth Global, Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.55%, 12/09/2027 ‡(d)(f)	682,737	677,616
Danforth Global, Inc., First Amendment Additional Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.56%, 12/09/2027 ‡(d)(e)(f)	964,417	957,184
Danforth Global, Inc., Fourth Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.56%, 12/09/2027 ‡(d)(e)(f)	1,907,465	1,893,159
Danforth Global, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.55%, 12/09/2027 ‡(d)(e)(f)	1,222,956	1,213,784
Danforth Global, Inc., Revolving Credit Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.55%, 12/09/2027 ‡(d)(f)	111,111	110,278
Danforth Global, Inc., Second Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.57%, 12/09/2027 ‡(d)(e)(f)	7,228,029	7,173,819
Triple Crown Consulting, LLC, Term A Loan - First Lien
(SOFR 1 month + 6.25%, 1.50% Floor), 10.67%, 06/02/2028 ‡(d)(e)(f)	1,094,656	957,824
		12,983,664

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Industrial Machinery - 1.9%
BCP VI Summit Holdings LP (Nvent Thermal), Initial Term Loan - First Lien
(SOFR 1 month + 3.50%), 7.82%, 01/30/2032 (b)	2,000,000	2,002,080
Dynamo US Bidco Inc. (Innomotics), Facility B (USD) - First Lien
(SOFR 6 month + 3.50%), 8.25%, 09/30/2031 (b)	249,375	249,921
Kenan Advantage Group, Inc., The, U.S. Term B-4 Loan - First Lien
(SOFR 1 month + 3.25%), 7.57%, 01/25/2029 (b)	4,842,667	4,829,543
Madison iAQ LLC, Initial Term Loan - First Lien
(SOFR 6 month + 2.50%), 6.76%, 06/21/2028	1,000,000	990,185
Service Logic Acquisition Inc., Amendment No. 8 Refinancing Term Loan - First Lien
(SOFR 3 month + 3.00%), 7.32%, 10/29/2027	3,491,250	3,486,886
Vertical Midco (Thyssenkrupp Elevator), Facility B2 (USD) - First Lien
(SOFR 6 month + 3.50%, 0.50% Floor), 7.74%, 04/30/2030 (b)(c)	4,488,750	4,482,309
		16,040,924
Insurance Brokers - 2.8%
AmWINS Group, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 2.25%), 6.57%, 01/30/2032	997,500	990,722
Amynta Agency Borrower Inc. (Amynta Warranty Borrower Inc.), 2024-1 Refinancing Term Loan - First Lien
(SOFR 3 month + 3.00%), 7.30%, 12/29/2031 (b)	1,991,305	1,975,335
Newcleus, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.45%, 08/02/2026 ‡(d)(e)(f)	1,214,421	1,150,597
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 3 Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.48%, 12/02/2025 ‡(d)(e)(f)	1,925,000	1,862,437
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.45%, 12/02/2025 ‡(d)(e)(f)	756,736	732,142
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.45%, 12/02/2025 ‡(d)(e)(f)	1,132,415	1,095,611
The Mutual Group, LLC, Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.55%, 01/31/2030 ‡(d)(e)(f)	4,821,429	4,821,429
Tricor, LLC, Amendment No. 4 Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.42%, 10/22/2026 ‡(d)(f)	1,419,863	1,419,863
Tricor, LLC, Amendment No.3 Incremental Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.42%, 10/22/2026 ‡(d)(e)(f)	1,813,298	1,813,298
Tricor, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.45%, 10/22/2026 ‡(d)(e)(f)	715,637	715,637
Tricor, LLC, Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.42%, 10/22/2026 ‡(d)(e)(f)	1,899,032	1,899,032
USI, Inc., 2024-D Term Loan - First Lien
11/21/2029 (c)	997,494	989,234
XPT Partners, LLC, 2024 Delayed Draw Term Loan - First Lien
(SOFR 6 month + 5.50%, 1.00% Floor), 10.01%, 09/13/2028 ‡(d)(f)	212,617	209,428
XPT Partners, LLC, Term Loan - First Lien
(SOFR 6 month + 5.50%), 10.01%, 09/13/2028 ‡(d)(e)(f)	4,262,819	4,198,877
		23,873,642

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Integrated Telecommunication Services - 0.6%
Guardian US Holdco LLC (Intrado Corp.), Initial Term Loan - First Lien
(SOFR 3 month + 3.50%), 7.80%, 01/31/2030 (b)	4,974,874	4,908,535

Interactive Media & Services - 0.6%
Ingenio LLC, First Amendment Term Loan - First Lien
(SOFR 3 month + 8.00%, 1.00% Floor), 11.47%, 08/03/2026 ‡(d)(e)(f)	4,155,902	3,948,107
Ingenio LLC, Term Loan - First Lien
(SOFR 3 month + 8.00%, 1.00% Floor), 11.47%, 08/03/2026 ‡(d)(e)(f)	1,248,654	1,186,221
		5,134,328
Internet & Direct Marketing Retail - 1.9%
Everlane, Inc., Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 10.82%, 02/14/2029 ‡(d)(f)	3,300,000	3,300,000
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.57%, 05/17/2027 ‡(d)(f)	7,090,078	7,090,078
Stubhub Holdco Sub, LLC (Pug), Extended USD Term B Loan - First Lien
(SOFR 1 month + 4.75%), 9.07%, 03/15/2030 (b)	3,072,338	3,064,657
Sweetwater Borrower LLC, Initial Term Loan - First Lien
(SOFR 1 month + 4.25%, 0.75% Floor), 8.69%, 08/07/2028 ‡	2,469,873	2,466,786
		15,921,521
Internet Services & Infrastructure - 0.6%
Blackhawk Network Holdings, Inc., Additional Term B-2 Loan - First Lien
(SOFR 1 month + 4.00%), 8.32%, 03/12/2029 (b)(c)	3,117,405	3,109,050
Technology Partners, LLC (Imagine Software), Initial Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.42%, 11/16/2027 ‡(d)(e)(f)	2,263,769	2,263,769
Technology Partners, LLC (Imagine Software), Revolving Credit Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.55%, 11/16/2027 ‡(d)(f)	6,535	6,535
		5,379,354
Investment Banking & Brokerage - 0.5%
Aretec Group Inc. (Cetera Financial Group), Term B-3 Loan - First Lien
(SOFR 1 month + 3.50%), 7.82%, 08/09/2030 (b)(c)	2,992,500	2,971,777
Jane Street Group, LLC, Seventh Amendment Extended Term Loan - First Lien
(SOFR 3 month + 2.00%), 6.31%, 12/15/2031	997,396	986,799
		3,958,576
IT Consulting & Other Services - 4.2%
Alpine SG, LLC (ASG), February 2023 Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.94%, 11/05/2027 ‡(d)(e)(f)	446,705	446,705
Alpine SG, LLC (ASG), Initial Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.94%, 11/05/2027 ‡(d)(e)(f)	745,960	745,960
Alpine SG, LLC (ASG), May 2022 Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.94%, 11/05/2027 ‡(d)(e)(f)	391,143	391,143
Alpine SG, LLC (ASG), November 2021 Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.94%, 11/05/2027 ‡(d)(e)(f)	1,160,456	1,160,456
Argano, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 10.07%, 09/13/2029 ‡(d)(e)(f)	6,344,928	6,281,478
Eliassen Group, LLC, Initial Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 0.75% Floor), 10.05%, 04/14/2028 ‡(d)(f)	171,979	169,829
Eliassen Group, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 0.75% Floor), 10.05%, 04/14/2028 ‡(d)(e)(f)	2,383,333	2,353,542

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Inflexionpoint LLC (fka Automated Control Concepts), Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.06%, 10/22/2026 ‡(d)(e)(f)	2,224,687	2,224,688
Irving Parent, Corp. (Quisitive), Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.54%, 03/11/2031 ‡(d)(e)(f)	11,375,000	11,204,375
Marlin DTC - LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan - First Lien
(SOFR 6 month + 6.50%, 1.00% Floor), 11.03%, 07/01/2025 ‡(d)(e)(f)	1,485,452	1,396,324
Unified Patents, LLC, Term Loan - First Lien
(SOFR 6 month + 5.00%), 9.28%, 12/23/2027 ‡(d)(e)(f)	9,129,661	9,061,189
		35,435,689
Leisure Facilities - 0.5%
Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.47%, 07/27/2028 ‡(d)(f)	1,276,609	1,263,843
Bandon Fitness Texas, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.44%, 07/27/2028 ‡(d)(e)(f)	2,876,733	2,847,966
		4,111,809
Life Sciences Tools & Services - 0.6%
VCR Buyer, Inc. (Velocity Clinical Research), Facility B1 - First Lien
(SOFR 3 month + 7.50%, 1.00% Floor, 1.00% PIK), 12.80%, 04/28/2028 ‡(d)(e)(f)	4,973,066	4,672,610
VCR Buyer, Inc. (Velocity Clinical Research), Revolving Credit Facility - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor, 1.00% PIK), 12.80%, 04/28/2027 ‡(d)(f)	252,490	235,296
		4,907,906
Managed Health Care - 0.2%
LBH Services, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor, 0.75% PIK), 11.05%, 03/28/2028 ‡(d)(f)	312,702	246,820
LBH Services, LLC, Revolving Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor, 0.75% PIK), 11.08%, 03/28/2028 ‡(d)(f)	770,841	607,760
LBH Services, LLC, Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor, 0.75% PIK), 11.09%, 03/28/2028 ‡(d)(e)(f)	1,494,921	1,180,956
		2,035,536
Metal & Glass Containers - 0.5%
Closure Systems International Group Inc. (Canister International Group Inc.), Amendment No.5 Term Loan - First Lien
(SOFR 1 month + 3.50%), 7.82%, 03/22/2029 (b)	2,997,524	3,001,286
Clydesdale Acquisition Holdings Inc. (Novolex), Term Loan Loan B - First Lien
03/29/2032 ‡(c)	982,818	977,137
		3,978,423
Movies & Entertainment - 0.4%
Endeavor Operating Co., LLC, Term Loan B - First Lien
(SOFR 3 month + 3.25%), 7.32%, 03/24/2032 ‡	3,000,000	2,998,140

Multi-Sector Holdings - 0.9%
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan - First Lien
(SOFR 1 month + 2.25%), 6.57%, 02/13/2032	4,834,995	4,787,661
Auxey Bidco Ltd. (Alexander Mann Solutions), Facility B (USD) - First Lien
(SOFR 1 month + 6.00%), 10.43%, 06/29/2027 ‡(b)(d)	2,962,500	2,892,140
		7,679,801
Office Services & Supplies - 0.8%
Equiniti Group PLC (AST/Armor Holdco), 2024 Refinancing Term Loan - First Lien
(SOFR 3 month + 3.75%), 8.01%, 12/11/2028 (b)	6,389,536	6,383,561

Oil & Gas Storage & Transportation - 0.2%
Liquid Tech Solutions Holdings, LLC, Seventh Amendment Refinancing Term Loan - First Lien
(SOFR 1 month + 3.75%), 8.07%, 03/19/2028 ‡	1,982,531	1,985,009

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Other Diversified Financial Services - 0.2%
Currahee Borrower Sub LLC (CohnReznick), Term Loan B - First Lien
03/31/2032 ‡(c)	1,461,245	1,461,245

Packaged Foods & Meats - 0.9%
Aspire Bakeries Holdings LLC, Initial Term Loan - First Lien
(SOFR 1 month + 4.25%), 8.57%, 12/23/2030 (b)	994,975	998,706
Golden State Foods LLC, Initial Term Loan - First Lien
(SOFR 1 month + 4.25%), 8.56%, 12/04/2031 (b)	3,411,514	3,426,798
Primary Products Finance LLC, 2024 Second Replacement Term B Loan - First Lien
(SOFR 3 month + 3.25%), 7.55%, 04/01/2029 (b)	2,985,000	2,970,612
		7,396,116
Paper Packaging - 1.2%
Advanced Web Technologies (AWT), Delayed Draw Term Loan - First Lien
(SOFR 6 month + 5.75%, 1.00% Floor), 9.94%, 12/17/2027 ‡(d)(e)(f)	754,944	750,886
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan - First Lien
(SOFR 6 month + 6.25%, 1.00% Floor), 10.44%, 12/17/2027 ‡(d)(e)(f)	326,015	324,264
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 - First Lien
(SOFR 6 month + 6.25%), 10.44%, 12/17/2027 ‡(d)(e)(f)	474,039	471,491
Advanced Web Technologies (AWT), First Requested Incremental Term Loan - First Lien
(SOFR 6 month + 6.25%, 1.00% Floor), 10.44%, 12/17/2027 ‡(d)(e)(f)	2,095,998	2,084,732
Advanced Web Technologies (AWT), Fourth Amendment Delayed Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 10.44%, 12/17/2027 ‡(d)(f)	516,483	513,901
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan - First Lien
(SOFR 6 month + 6.25%, 1.00% Floor), 10.44%, 12/17/2027 ‡(d)(e)(f)	1,554,445	1,546,090
Advanced Web Technologies (AWT), Term Loan - First Lien
(SOFR 6 month + 6.25%, 1.00% Floor), 10.44%, 12/17/2027 ‡(d)(e)(f)	868,231	863,564
Advanced Web Technologies (AWT), Third Requested Incremental Term Loan - First Lien
(SOFR 6 month + 6.25%, 1.00% Floor), 10.44%, 12/17/2027 ‡(d)(e)(f)	1,555,149	1,547,050
Golden West Packaging Group LLC, Initial Term Loan - First Lien
(SOFR 6 month + 5.25%, 0.75% Floor), 9.79%, 12/01/2027 (d)	2,723,816	2,225,031
		10,327,009
Paper Products - 0.9%
R-Pac International Corp. (Project Radio), 2024 Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%), 10.29%, 12/29/2027 ‡(d)(f)	2,373,768	2,361,899
R-Pac International Corp. (Project Radio), Initial Revolving Loan - First Lien
(SOFR 1 month + 6.00%, 0.75% Floor), 10.44%, 12/29/2027 ‡(d)(f)	286,070	284,639
R-Pac International Corp. (Project Radio), Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 0.75% Floor), 10.55%, 12/29/2027 ‡(d)(f)	4,850,000	4,825,750
		7,472,288
Pharmaceuticals - 2.6%
Alvogen Pharma US, Inc., Loan - Second Lien
(SOFR 3 month + 2.50%), 14.81%, 03/01/2029 ‡	2,481,636	1,364,900
Amneal Pharmaceuticals LLC, 2023 Term Loan B - First Lien
(SOFR 1 month + 5.50%), 9.82%, 05/04/2028 (b)	3,091,642	3,150,584
Carestream Health, Inc. (aka Onex), Term Loan - First Lien
(SOFR 3 month + 7.50%, 1.00% Floor), 11.93%, 09/30/2027 (e)	4,212,520	2,908,218

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Nephron Pharmaceuticals, LLC, FO Term Loan - First Lien
(SOFR 3 month + 4.00%, 3.25% Floor), 8.32%, 12/30/2027 ‡(d)(e)(f)	1,500,000	1,485,000
Nephron Pharmaceuticals, LLC, LO Term Loan - First Lien
(SOFR 3 month + 9.20%, 3.25% Floor), 13.52%, 12/30/2027 ‡(d)(e)(f)	5,100,000	5,023,500
Syner-G Intermediate Holdings, LLC, Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.35%, 09/17/2030 ‡(d)(e)(f)	8,627,305	8,282,213
		22,214,415
Real Estate Development - 1.1%
841 Prudential MOB LLC, Term Loan - First Lien
(SOFR 1 month + 6.50%, 2.50% Floor), 10.82%, 10/09/2027 ‡(d)(f)	9,837,838	9,690,270

Real Estate Services - 1.1%
Avison Young (Canada) Inc., First Out Term Loan - First Lien
(SOFR 3 month + 6.25%), 10.84%, 03/12/2028	7,960,000	7,963,303
Avison Young (Canada) Inc., Second-Out Term Loan - First Lien
(SOFR 3 month + 1.50%, 2.00% Floor), 6.06%, 03/12/2029 ‡(e)	1,676,758	1,342,688
Avison Young (Canada) Inc., Third-Out Term Loan - First Lien
(SOFR 3 month + 1.50%, 2.00% Floor), 6.08%, 03/12/2029 (e)	552,268	305,964
		9,611,955
Research & Consulting Services - 7.9%
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.58%, 08/31/2027 ‡(d)(f)	303,619	303,620
CC Amulet Management, LLC (Children's Choice), Revolving Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.55%, 08/31/2026 ‡(d)(f)	41,545	41,545
CC Amulet Management, LLC (Children's Choice), Second Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.57%, 08/31/2027 ‡(d)(f)	1,893,441	1,893,441
CC Amulet Management, LLC (Children's Choice), Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.55%, 08/31/2027 ‡(d)(e)(f)	3,278,794	3,278,794
Citrin Cooperman Advisors LLC, Term Loan B - First Lien
04/01/2032 (b)(c)	939,394	933,819
Citrin Cooperman Advisors LLC, Term Loan Delayed Draw - First Lien
04/01/2032 (b)(c)	60,606	60,246
Corp. Service Co., Initial Tranche B USD Term Loan - First Lien
(SOFR 1 month + 2.00%, 0.50% Floor), 6.32%, 11/02/2029	1,000,000	996,125
Dun & Bradstreet Corp. (Star Merger Sub Inc.), 2022 Incremental Term B-2 Loan - First Lien
01/18/2029 (c)	997,481	996,234
Eisner Advisory Group LLC, February 2024 Incremental Term Loan - First Lien
(SOFR 1 month + 4.00%, 0.50% Floor), 8.32%, 02/28/2031 (b)	7,959,900	7,963,084
Grant Thornton Advisors LLC, 2025 Incremental Term Loan - First Lien
(SOFR 1 month + 2.75%), 7.07%, 06/02/2031 (b)(c)	11,545,217	11,500,133
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Revolving Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.77%, 07/11/2029 ‡(d)(f)	611,933	607,343
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Term A Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.82%, 07/11/2029 ‡(d)(e)(f)	9,950,000	9,875,375
PRGX Global, Inc., Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.85%, 12/20/2030 ‡(d)(e)(f)	3,157,895	3,126,316

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Sagebrush Buyer, LLC (Province), Initial Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.32%, 07/01/2030 ‡(d)(e)(f)	10,073,557	10,073,557
Strategy Corps., LLC, Revolving Credit Loan - First Lien
(PRIME 1 month + 4.50%), 12.00%, 06/28/2030 ‡(d)(f)	85,545	84,689
Strategy Corps., LLC, Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.82%, 06/28/2030 ‡(d)(e)(f)	6,529,605	6,464,309
Teneo Holdings LLC, Initial Term Loan - First Lien
(SOFR 1 month + 4.75%, 1.00% Floor), 9.00%, 03/13/2031 (b)	7,979,900	8,006,513
Vaco Holdings LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.00%, 0.75% Floor), 9.45%, 01/21/2029	1,108,491	1,027,339
		67,232,482
Security & Alarm Services - 1.8%
LSF12 Crown US Commercial Bidco, LLC (Kidde Global Solutions), Term Loan - First Lien
(SOFR 1 month + 4.25%), 8.57%, 12/02/2031 (b)(c)	4,500,000	4,428,743
SuperHero Fire Protection, LLC, Closing Date Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 10.70%, 09/01/2026 ‡(d)(e)(f)	1,451,823	1,451,823
SuperHero Fire Protection, LLC, Eighth Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 10.70%, 09/01/2026 ‡(d)(e)(f)	5,882,445	5,882,445
SuperHero Fire Protection, LLC, Revolving Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.69%, 09/01/2026 ‡(d)(f)	429,781	429,781
SuperHero Fire Protection, LLC, Second Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.50%), 10.95%, 09/01/2026 ‡(d)(e)(f)	3,039,100	3,039,100
		15,231,892
Soft Drinks - 0.1%
Celsius Holdings Inc., Term Loan B - First Lien
03/21/2032 ‡(c)	946,985	949,944

Specialized Consumer Services - 2.6%
Case Works, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.55%, 10/01/2029 ‡(d)(f)	482,759	476,386
Case Works, LLC, Revolving Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.60%, 10/01/2029 ‡(d)(f)	241,379	238,193
Case Works, LLC, Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.55%, 10/01/2029 ‡(d)(e)(f)	5,038,793	4,972,281
LaserAway Intermediate Holdings II, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 0.75% Floor), 10.31%, 10/14/2027 ‡(d)(e)(f)	4,096,157	4,096,157
Mammoth Holdings, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.30%, 11/15/2030 ‡(d)(f)	904,773	882,154
Mammoth Holdings, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.30%, 11/15/2030 ‡(d)(e)(f)	3,590,909	3,501,136
Owl Vans, LLC, Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.57%, 12/31/2030 ‡(d)(e)(f)	3,064,320	3,023,871
Reedy Industries Inc. (Thermostat Purchaser), Initial Term B-1 Loan - First Lien
(SOFR 3 month + 4.25%), 8.58%, 08/31/2028 (b)	4,987,437	4,998,410
		22,188,588

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Specialized Finance - 3.6%
Ahead DB Holdings, LLC, Term B-4 Loan - First Lien
(SOFR 3 month + 3.00%, 0.75% Floor), 7.33%, 02/01/2031 (b)	4,962,500	4,959,796
AlpineX OpCo, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.56%, 12/27/2027 ‡(d)(e)(f)	594,471	594,471
AlpineX OpCo, LLC, Fourth Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%), 10.56%, 12/27/2027 ‡(d)(e)(f)	85,473	85,473
AlpineX OpCo, LLC, Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.56%, 12/27/2027 ‡(d)(f)	112,621	112,621
AlpineX OpCo, LLC, Second Amendment Incremental Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.56%, 12/27/2027 ‡(d)(f)	52,857	52,857
AlpineX OpCo, LLC, Second Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.56%, 12/27/2027 ‡(d)(e)(f)	975,000	975,000
AlpineX OpCo, LLC, Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.56%, 12/27/2027 ‡(d)(e)(f)	921,980	921,980
Apex Group Treasury Ltd., Term Loan B - First Lien
(SOFR 3 month + 3.50%), 7.82%, 02/27/2032	3,000,000	2,994,390
Berkeley Research Group LLC, Term Loan B - First Lien
03/17/2032 (c)	1,774,576	1,754,887
CPI Holdco B, LLC (Creative Planning), Initial Term Loan - First Lien
(SOFR 1 month + 2.00%), 6.32%, 05/17/2031	997,494	988,975
iLending LLC, Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 0.00%, 06/21/2026 ‡(d)(e)(f)	1,171,523	573,981
Indy US Holdco LLC (NielsenIQ), Eleventh Amendment Dollar Refinancing Term Loan - First Lien
(SOFR 1 month + 3.50%), 7.82%, 03/06/2028 (b)	1,000,000	998,000
June Purchaser LLC (Janney Montgomery Scott), Initial Term Loan - First Lien
(SOFR 6 month + 3.25%), 7.47%, 11/28/2031	1,714,286	1,718,572
TMA Buyer, LLC, Amendment No. 3 Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.44%, 09/30/2027 ‡(d)(e)(f)	10,972,500	10,972,500
TMA Buyer, LLC, Delayed Draw Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.42%, 09/30/2027 ‡(d)(f)	144,500	144,500
TMA Buyer, LLC, Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.45%, 09/30/2027 ‡(d)(e)(f)	1,213,836	1,213,836
Windsor Holdings III LLC (Univar), 2025 Dollar Refinancing Term B Loan - First Lien
(SOFR 1 month + 2.75%), 7.07%, 08/01/2030 (b)	1,868,996	1,853,035
		30,914,874
Specialty Chemicals - 1.1%
Plaze (PLZ Aeroscience), 2021-1 Term Loan - First Lien
(SOFR 1 month + 3.75%, 0.75% Floor), 8.19%, 08/03/2026	984,576	932,531
Plaze (PLZ Aeroscience), Initial Term Loan - First Lien
(SOFR 1 month + 3.50%), 7.94%, 08/03/2026	5,003,294	4,738,820
RLG Holdings, LLC, 2022 Incremental Term Loan - First Lien
(SOFR 1 month + 5.00%), 9.32%, 07/07/2028 (b)	2,636,627	2,437,245
RLG Holdings, LLC, Closing Date Initial Term Loan - First Lien
(SOFR 1 month + 4.25%, 0.75% Floor), 8.69%, 07/07/2028 (b)	903,322	820,514
		8,929,110

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Systems Software - 1.8%
AQA Acquisition Holding, Inc. (SmartBear), 2024 Term Loan - First Lien
(SOFR 3 month + 4.00%), 8.29%, 03/03/2028 (b)	5,000,000	4,987,500
Dragon Buyer Inc. (NCR Digital Banking), Term Loan - First Lien
(SOFR 3 month + 3.00%), 7.30%, 09/30/2031 (b)	1,995,000	1,982,531
Flash Charm, Inc. (fka Idera), 2021 Refinancing Loan - Second Lien
(SOFR 3 month + 6.75%), 11.19%, 03/02/2029	1,341,463	1,199,490
Flash Charm, Inc. (fka Idera), Incremental Term Loan - First Lien
(SOFR 3 month + 3.50%), 7.79%, 03/02/2028 (c)	2,992,462	2,781,583
McAfee Enterprise (Magenta Buyer LLC), Super Priority Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 10.54%, 07/27/2028 (b)(e)	1,579,521	1,606,768
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan - First Lien
07/31/2031 (c)	3,000,000	2,993,670
		15,551,542
Technology Distributors - 0.2%
Modena Buyer LLC (End User Computing), Initial Term Loan - First Lien
(SOFR 3 month + 4.50%), 8.79%, 07/01/2031 (b)	1,995,000	1,936,187

Technology Hardware, Storage & Peripherals - 0.5%
TouchTunes Music Group, LLC (TA TT Buyer), Tranche B-1 Term Loan - First Lien
(SOFR 3 month + 4.75%), 9.05%, 04/02/2029 (b)	3,888,434	3,813,095

Textiles - 0.5%
International Textile Group Inc. (Elevate Textiles, Inc.), First Out Term Loan - First Lien
(SOFR 3 month + 8.50%), 12.96%, 09/30/2027 ‡(b)	2,074,693	2,109,704
International Textile Group Inc. (Elevate Textiles, Inc.), Last Out Term Loan - First Lien
(SOFR 3 month + 1.00%, 1.00% Floor, 5.50% PIK), 10.96%, 09/30/2027 ‡	2,546,138	2,024,180
		4,133,884
Trading Companies & Distributors - 0.6%
DXP Enterprises, Inc., 2024 Incremental Term Loan - First Lien
(SOFR 1 month + 3.75%), 8.07%, 10/11/2030 (b)	1,990,000	1,989,373
Verde Purchaser, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 4.00%), 8.83%, 11/30/2030	2,992,481	2,980,212
		4,969,585
Trucking - 1.1%
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan - First Lien
(PRIME 3 month + 6.75%), 11.21%, 08/03/2026 ‡(d)(e)(f)	70,075	67,272
(SOFR 3 month + 6.75%, 1.00% Floor, 4.25% PIK), 11.30%, 08/03/2026 ‡(d)(e)(f)	3,213,536	3,084,995
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan - First Lien
(SOFR 3 month + 6.75%, 1.00% Floor, 4.25% PIK), 11.30%, 08/03/2026 ‡(d)(e)(f)	601,565	577,503
(PRIME 3 month + 5.75%), 14.25%, 08/03/2026 ‡(d)(e)(f)	13,118	12,593
First Student Bidco Inc. (First Transit Parent Inc.), Initial Term B Loan - First Lien
07/21/2028 (c)	765,780	765,397
First Student Bidco Inc. (First Transit Parent Inc.), Initial Term C Loan - First Lien
07/21/2028 (c)	234,220	234,103
Stonepeak Taurus Lower Holdings LLC (TRAC), Initial Term Loan - Second Lien
(SOFR 3 month + 7.00%, 0.50% Floor), 11.40%, 01/28/2030 ‡	5,000,000	4,445,825
		9,187,688
Water Utilities - 0.6%
Waste Resource Management Inc., Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 10.07%, 12/28/2029 ‡(d)(f)	859,204	859,204
Waste Resource Management Inc., Revolving Credit Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 10.07%, 12/28/2029 ‡(d)(f)	403,470	403,470

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Waste Resource Management Inc., Term Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 10.07%, 12/28/2029 ‡(d)(e)(f)	4,178,704	4,178,704
		5,441,378
TOTAL SENIOR LOANS (Cost $881,919,526)		854,473,478

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 1.8%

Chemicals - 0.5%
Vibrantz Technologies, Inc.
9.00%, 02/15/2030 (g)	5,000,000	4,075,078

Containers & Packaging - 0.6%
Iris Holding, Inc.
10.00%, 12/15/2028 (g)	3,000,000	2,674,817
LABL, Inc.
8.63%, 10/01/2031 (g)	916,000	682,420
Mauser Packaging Solutions Holding Co.
9.25%, 04/15/2027 (g)	2,000,000	1,886,597
		5,243,834
Entertainment - 0.1%
Allen Media LLC
10.50%, 02/15/2028 (g)	3,000,000	1,035,000

Financial Services - 0.1%
Armor Holdco, Inc.
8.50%, 11/15/2029 (g)	1,000,000	967,255

Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment, Inc.
6.00%, 10/15/2032 (g)	1,000,000	933,869

Software - 0.4%
Camelot Finance SA
4.50%, 11/01/2026 (g)	3,000,000	2,940,513

TOTAL CORPORATE BONDS (Cost $18,367,821)		15,195,549

Investments	Shares	Value ($)
COMMON STOCKS - 1.4%

Broadline Retail - 0.1%
New Insight Holdings, Inc. *	46,068	1,082,598

Chemicals - 0.0%
A&A Global Imports LLC, Class A *‡(d)(e)(f)	41	—

Electric Utilities - 0.1%
Frontera Generation Holdings LLC *‡	62,500	546,875

IT Services - 0.9%
Solugenix Corp. *‡(d)(f)	8,000,000	7,960,000

Media - 0.1%
A-L Parent LLC *	13,507	1,040,039

Real Estate Management & Development - 0.1%
Avison Young-Investments LLC (Canada) *‡(e)	1,236	68
Avison Young-Investments LLC, Preference (Canada) *‡(e)	1,950,816	585,245
		585,313
Textiles, Apparel & Luxury Goods - 0.1%
International Textile Group, Inc. *	100,072	442,018

Transportation Infrastructure - 0.0%(h)
Limetree Bay Cayman, Ltd., Voting Share *‡(f)	1,430	14

TOTAL COMMON STOCKS (Cost $9,978,297)		11,656,857

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(h)

Specialty Retail - 0.0%(h)
Xcel Brands, Inc., expiring 12/12/2034*‡(d)(f)
(Cost $–)	7,667	77

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 3.1%

INVESTMENT COMPANIES - 3.1%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.35% (i)
(Cost $26,607,003)	26,607,003	26,607,003

Total Investments - 107.2% (Cost $936,872,647)		907,932,964
Credit Facility – (6.2)%^ (Cost $52,999,269)		(52,999,269)
Liabilities in excess of other assets - (1.0%)		(7,719,343)
Net Assets - 100.0%		847,214,352

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
^	Total borrowings of $56,250,000, net of unamortized deferred financing costs of $3,250,731
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, sometimes subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are SOFR (a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market) and the prime rate offered by one or more major U.S. banks (“Prime”). SOFR based contracts may include a credit spread adjustment that is charged in addition to the benchmark rate and the stated spread. SOFR and Prime were utilized as benchmark lending rates for the senior loans at March 31, 2025. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end.
(b)	The JPM Credit Facility is secured by a lien on all or a portion of the security.
(c)	All or a portion of this position has not yet settled as of March 31, 2025. The Fund will not accrue interest on its Senior Loans until the settlement date at which point Prime or SOFR will be established.
(d)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended, or the Securities Act. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be ''restricted securities'' under the Securities Act. Total value of all such securities at March 31, 2025 amounted to $482,008,111, which represents approximately 56.89% of net assets of the Fund.

					Carrying Value
					Per
Restricted Securities	Acqusition Date			Cost	Share/Principal
841 Prudential MOB LLC, Term Loan - First Lien	10/09/2024			$9,587,693	$98.50
A&A Global Imports LLC, Class A	02/15/2024			-	-
A&A Global Imports, LLC, First Out Term Loan - First Lien	06/01/2021	-	10/19/2022	974,980	41.00
A&A Global Imports, LLC, Last Out Term Loan - First Lien	06/01/2021	-	10/19/2022	1,106,861	-
A&A Global Imports, LLC, New Revolving Loan - First Lien	02/14/2024	-	02/24/2025	46,291	100.00
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan - First Lien	07/06/2022			3,279,542	96.00
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan - First Lien	08/01/2022			610,589	96.00
Advanced Web Technologies (AWT), Delayed Draw Term Loan - First Lien	03/14/2024	-	07/02/2024	753,552	99.46
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan - First Lien	05/09/2023			322,861	99.46
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 - First Lien	02/13/2024			474,039	99.46
Advanced Web Technologies (AWT), First Requested Incremental Term Loan - First Lien	10/18/2022	-	07/02/2024	2,083,016	99.46
Advanced Web Technologies (AWT), Fourth Amendment Delayed Term Loan - First Lien	03/24/2025			507,535	99.50
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan - First Lien	02/13/2024	-	07/02/2024	1,553,644	99.46
Advanced Web Technologies (AWT), Term Loan - First Lien	02/05/2021	-	07/02/2024	861,809	99.46
Advanced Web Technologies (AWT), Third Requested Incremental Term Loan - First Lien	07/02/2024			1,533,303	99.48
Advantmed Buyer Inc., DDTL - First Lien	02/21/2025			1,153,959	98.69
Advantmed Buyer Inc., Initial Term Loan - First Lien	02/14/2025			8,084,673	98.69
Air Buyer Inc. (Condata Global), Term Loan - First Lien	07/23/2024			3,263,067	99.00
Air Conditioning Specialist, Inc., Closing Date Term Loan - First Lien	11/19/2024			4,949,530	98.50
Air Conditioning Specialist, Inc., Delayed Draw Term Loan - First Lien	11/29/2024			818,554	98.50
Air Conditioning Specialist, Inc., Revolving Loan - First Lien	02/27/2025			162,022	98.50
Alpine SG, LLC (ASG), February 2023 Term Loan - First Lien	02/03/2023			438,802	100.00
Alpine SG, LLC (ASG), Initial Term Loan - First Lien	11/05/2021			739,618	100.00
Alpine SG, LLC (ASG), May 2022 Term Loan - First Lien	05/13/2022			386,500	100.00
Alpine SG, LLC (ASG), November 2021 Term Loan - First Lien	11/24/2021			1,146,578	100.00
AlpineX OpCo, LLC, Delayed Draw Term Loan - First Lien	05/09/2023			591,466	100.00
AlpineX OpCo, LLC, Fourth Amendment Incremental Term Loan - First Lien	12/15/2023			83,884	100.00
AlpineX OpCo, LLC, Revolving Loan - First Lien	12/27/2021	-	07/18/2024	111,353	100.00
AlpineX OpCo, LLC, Second Amendment Incremental Revolving Loan - First Lien	09/16/2022	-	07/18/2024	52,058	100.00
AlpineX OpCo, LLC, Second Amendment Incremental Term Loan - First Lien	09/16/2022			958,821	100.00
AlpineX OpCo, LLC, Term Loan - First Lien	12/27/2021			912,407	100.00
AMCP Clean Acquisition Co., LLC (PureStar), 2024 Incremental Delayed Draw Term Loan - First Lien	12/19/2024	-	01/31/2025	1,626,992	100.31
AMCP Clean Acquisition Co., LLC (PureStar), Amendment No.1 Refinancing Term Loan - First Lien	02/27/2024			4,358,039	100.31
Anne Arundel Dermatology Management, LLC, DDTL A - First Lien	03/14/2022			121,623	92.50
Anne Arundel Dermatology Management, LLC, DDTL B - First Lien	03/14/2022			206,015	92.50
Anne Arundel Dermatology Management, LLC, DDTL C - First Lien	11/09/2021	-	11/09/2023	580,382	92.50
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan - First Lien	02/05/2021	-	03/14/2022	2,001,175	92.50
Apella Capital, LLC, Delayed Draw Term Loan - First Lien	08/30/2024	-	12/27/2024	246,529	100.00
Apella Capital, LLC, First Amendment Delayed Draw Term Loan - First Lien	12/27/2024			146,282	100.00
Apella Capital, LLC, First Amendment Term Loan - First Lien	12/04/2024			578,209	100.00
Apella Capital, LLC, Initial Term Loan - First Lien	03/01/2024			1,240,443	100.00
Apella Capital, LLC, Revolving Loan - First Lien	03/12/2025	-	03/26/2025	245,556	100.00
Apella Capital, LLC, Second Amendment Term Loan - First Lien	03/06/2025			977,433	100.00
Apex Analytix, Inc. (Montana Buyer, Inc.), Initial Term Loan - First Lien	06/15/2022			2,597,385	99.00
Apex Analytix, Inc. (Montana Buyer, Inc.), Revolving Credit Loan - First Lien	06/15/2022			51,464	99.00
AppHub LLC, Delayed Draw Tem Loan - First Lien	10/04/2022	-	04/02/2024	364,774	99.50
AppHub LLC, June 2024 Delayed Draw Term Loan - First Lien	08/29/2024			2,030,924	99.50
AppHub LLC, Term Loan - First Lien	09/29/2022			2,626,566	99.50
Apryse Software Corp. (PDFTron), 2024 Refinancing Term Loan - First Lien	07/19/2022	-	01/24/2024	6,584,932	100.00
APS Acquisition Holdings, LLC, Delayed Draw Term Loan - First Lien	07/10/2024			353,174	98.50
APS Acquisition Holdings, LLC, Initial Term Loan - First Lien	07/10/2024			6,129,140	98.50
Argano, LLC, Initial Term Loan - First Lien	09/13/2024			6,228,945	99.00
Auxey Bidco Ltd. (Alexander Mann Solutions), Facility B (USD) - First Lien	07/26/2023	-	12/13/2024	2,887,217	97.62

Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien	07/01/2022	-	11/25/2024	1,270,915	99.00
Bandon Fitness Texas, Inc., Initial Term Loan - First Lien	07/27/2022			2,849,773	99.00
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan - First Lien	02/13/2024			1,209,468	100.00
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan - First Lien	09/30/2022			2,857,762	100.00
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan - First Lien	09/30/2022			295,355	100.00
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Delayed Draw Term Loan - First Lien	05/31/2024			898,908	97.00
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Term Loan - First Lien	04/19/2024			2,052,997	97.00
Boston Clinical Trials LLC (Alcanza Clinical Research), Initial Term Loan - First Lien	12/21/2021	-	02/13/2024	4,634,746	97.50
Case Works, LLC, Delayed Draw Term Loan - First Lien	12/13/2024			480,720	98.68
Case Works, LLC, Revolving Loan - First Lien	10/03/2024	-	12/11/2024	238,262	98.68
Case Works, LLC, Term Loan - First Lien	10/01/2024			4,978,893	98.68
Catawba Nation Gaming Authority, Term Loan B - First Lien	12/16/2024			6,567,005	100.46
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan - First Lien	08/31/2021	-	08/09/2024	302,779	100.00
CC Amulet Management, LLC (Children's Choice), Revolving Loan - First Lien	12/16/2022	-	12/05/2024	41,296	100.00
CC Amulet Management, LLC (Children's Choice), Second Amendment Delayed Draw Term Loan - First Lien	08/30/2024	-	12/23/2024	1,885,166	100.00
CC Amulet Management, LLC (Children's Choice), Term Loan - First Lien	08/31/2021	-	08/09/2024	3,249,761	100.00
CCC Intelligent Services Inc. (Cypress Intermediate Holdings III / fka Jaguar Holdings), Initial Term Loan - First Lien	03/11/2025			997,500	99.94
CI (MG) GROUP LLC (Mariani Landscape) Term Loan First Lien	03/27/2025			6,795,947	98.50
Community Based Care Acquisition, Inc., Delayed Draw Tranche A Term Loan - First Lien	06/15/2022			883,282	100.00
Community Based Care Acquisition, Inc., Delayed Draw Tranche B Term Loan - First Lien	09/30/2022			978,460	100.00
Community Based Care Acquisition, Inc., Delayed Draw Tranche C Term Loan - First Lien	03/19/2024			858,829	100.00
Community Based Care Acquisition, Inc., Initial Term Loan - First Lien	09/16/2021			2,170,559	100.00
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Term Loan - First Lien	11/24/2021	-	06/09/2022	1,780,091	98.50
Danforth Global, Inc., Delayed Draw Term Loan - First Lien	10/24/2024			679,817	99.25
Danforth Global, Inc., First Amendment Additional Term Loan - First Lien	12/01/2022			954,317	99.25
Danforth Global, Inc., Fourth Amendment Incremental Term Loan - First Lien	08/30/2024			1,880,525	99.25
Danforth Global, Inc., Initial Term Loan - First Lien	05/13/2022			1,212,581	99.25
Danforth Global, Inc., Revolving Credit Loan - First Lien	10/31/2024	-	01/08/2025	110,242	99.25
Danforth Global, Inc., Second Amendment Incremental Term Loan - First Lien	05/24/2024			7,143,010	99.25
Dorel Industries Inc., First Out Term Loan - First Lien	12/08/2023			2,477,277	100.00

Elevate HD Parent, Inc., Delayed Draw Term Loan A - First Lien	12/01/2023			74,447	100.00
Elevate HD Parent, Inc., Delayed Draw Term Loan B - First Lien	08/09/2024	-	09/24/2024	166,189	100.00
Elevate HD Parent, Inc., Initial Term Loan - First Lien	08/18/2023			3,155,297	100.00
Eliassen Group, LLC, Initial Delayed Draw Term Loan - First Lien	03/31/2022	-	09/29/2023	171,759	98.75
Eliassen Group, LLC, Initial Term Loan - First Lien	08/03/2022			2,368,474	98.75
Endo1 Partners, LLC, Seventh Amendment DDTL - First Lien	05/09/2023			7,898,059	100.00
Endo1 Partners, LLC, Third Amendment DDTL - First Lien	07/19/2022			1,760,205	100.00
Energy Acquisition LP (ECI), Closing Date Term Loan - First Lien	05/10/2024	-	06/18/2024	6,165,607	99.00
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Fifth Amendment Term Loan - First Lien	12/20/2024			4,396,672	100.00
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan - First Lien	03/20/2023			1,386,146	100.00
Enverus Holdings, Inc., Delayed Draw Term Loan - First Lien	03/10/2025			118,482	100.00
Enverus Holdings, Inc., Initial Term Loan - First Lien	12/04/2023			3,765,901	100.00
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Initial Term Loan - First Lien	06/27/2022	-	09/15/2023	4,679,896	93.00
Everlane, Inc., Term Loan - First Lien	10/07/2022			3,299,544	100.00
First Steps Recovery Acquisition, LLC (True North Detox), Initial Term Loan - First Lien	03/29/2024			3,049,396	97.50
First Steps Recovery Acquisition, LLC (True North Detox), Revolving Credit Loan - First Lien	07/19/2024			351,889	97.50
Gen4 Dental Partners Opco, LLC, Initial Term Loan - First Lien	05/13/2024			5,362,608	97.25
Golden West Packaging Group LLC, Initial Term Loan - First Lien	02/08/2024			2,336,288	81.69
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan - First Lien	12/18/2023			6,849,345	100.00
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Revolving Loan - First Lien	07/11/2024			603,134	99.25
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Term A Loan - First Lien	07/11/2024			9,817,453	99.25
Houseworks Holdings, Fourth Amendment Term Loan - First Lien	05/28/2024			2,591,363	99.50
Houseworks Holdings, Revolving Loan - First Lien	09/01/2023	-	03/10/2025	258,152	99.50
Houseworks Holdings, Third Amendment Delayed Draw Term Loan - First Lien	08/02/2024	-	02/28/2025	719,382	99.50
Houseworks Holdings, Third Amendment Term Loan - First Lien	09/01/2023			1,633,490	99.50
Hydrofarm Holdings Group, Inc., Term Loan - First Lien	12/10/2021		03/18/2022	1,144,141	82.00
iLending LLC, Term Loan - First Lien	11/24/2021			1,166,656	48.99
In Vitro Sciences, LLC (New IVS Holdings, LLC), Closing Date Term Loan - First Lien	02/29/2024	-	07/15/2024	7,963,855	92.00
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan - First Lien	02/29/2024	-	07/15/2024	2,013,119	92.00
Inflexionpoint LLC (fka Automated Control Concepts), Term Loan - First Lien	10/22/2021	-	05/06/2022	2,211,071	100.00
Ingenio LLC, First Amendment Term Loan - First Lien	04/28/2022	-	03/28/2025	4,130,693	95.00
Ingenio LLC, Term Loan - First Lien	08/03/2021			1,242,376	95.00
IPM MSO Management, LLC, Closing Date Term Loan - First Lien	12/10/2021			779,736	97.00
IPM MSO Management, LLC, Delayed Draw Term Loan - First Lien	06/15/2022			93,970	97.00
IPM MSO Management, LLC, Second Amendment Term Loan - First Lien	05/10/2022			214,255	97.00
Irving Parent, Corp. (Quisitive), Initial Term Loan - First Lien	03/11/2025			11,187,575	98.50

Karman Holdings Inc., Term Loan B - First Lien	02/27/2025			1,990,000	100.13
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan - First Lien	05/17/2022	-	09/27/2024	7,082,133	100.00
LaserAway Intermediate Holdings II, LLC, Initial Term Loan - First Lien	07/27/2022	-	09/11/2023	4,056,629	100.00
Lash OpCo, LLC, Initial Term Loan - First Lien	02/05/2021			1,996,716	93.40
LBH Services, LLC, Delayed Draw Term Loan - First Lien	03/28/2022			309,769	78.93
LBH Services, LLC, Revolving Loan - First Lien	03/28/2022	-	02/17/2023	769,308	78.84
LBH Services, LLC, Term Loan - First Lien	03/28/2022			1,483,509	79.00
Lids Holdings, Inc., Initial Term Loan - First Lien	07/12/2023			1,086,959	99.50
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan - First Lien	02/13/2024			572,368	98.50
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan - First Lien	12/10/2021			1,691,426	98.50
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan - First Lien	01/23/2023	-	12/27/2024	434,007	98.50
LMSI Buyer, LLC, Initial Term Loan - First Lien	12/10/2021	-	11/09/2023	2,119,039	90.00
LMSI Buyer, LLC, Revolving Credit Loan - First Lien	10/25/2021	-	10/01/2024	386,937	90.00
MAG DS Corp., Initial Term Loan - First Lien	02/05/2021	-	05/11/2023	1,904,847	93.59
Mammoth Holdings, LLC, Delayed Draw Term Loan - First Lien	11/14/2023	-	08/05/2024	897,032	97.50
Mammoth Holdings, LLC, Initial Term Loan - First Lien	11/14/2023			3,528,697	97.50
Marlin DTC - LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan - First Lien	04/08/2021			1,481,821	94.00
Medrina, LLC, Initial Term Loan - First Lien	10/20/2023			5,351,991	100.00
Medrina, LLC, Primary DDTL - First Lien	01/22/2025			955,970	100.00
Monarch Behavioral Therapy, LLC, Closing Date Term Loan - First Lien	06/06/2024			9,467,158	99.50
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan - First Lien	09/13/2024	-	02/26/2025	973,045	99.50
Monarch Behavioral Therapy, LLC, Revolving Loan - First Lien	12/30/2024	-	03/26/2025	637,321	99.50
Nephron Pharmaceuticals, LLC, FO Term Loan - First Lien	01/31/2025			1,485,361	99.00
Nephron Pharmaceuticals, LLC, LO Term Loan - First Lien	01/31/2025			5,025,338	98.50
Newcleus, LLC, Initial Term Loan - First Lien	08/04/2021			31,753	94.74
Newcleus, LLC, Initial Term Loan - First Lien	08/02/2021			1,175,183	94.74
Oak Point Partners, LLC, Term Loan - First Lien	12/10/2021			2,082,972	100.00
Owl Vans, LLC, Term Loan - First Lien	12/31/2024			3,025,564	98.68
Point Quest Acquisition, LLC, Delayed Draw Term Loan - First Lien	09/03/2024			1,113,509	100.00
Point Quest Acquisition, LLC, Initial Term Loan - First Lien	08/12/2022	-	05/09/2024	7,407,336	100.00
Point Quest Acquisition, LLC, Revolving Credit Loan - First Lien	09/27/2024	-	01/31/2025	1,177,151	100.00
Point Quest Acquisition, LLC, Sixth Amendment Delayed Draw Term Loan - First Lien	11/26/2024	-	12/20/2024	1,431,237	100.00
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 3 Incremental Term Loan - First Lien	05/14/2021			1,913,664	96.75
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Delayed Draw Term Loan - First Lien	05/31/2022			754,555	96.75
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Term Loan - First Lien	11/15/2021			1,124,269	96.75
Prescott's Inc., Term Loan - First Lien	12/30/2024			4,008,894	98.88
PRGX Global, Inc., Term Loan - First Lien	02/20/2025			3,126,759	99.00
Project Cloud Holdings, LLC (AgroFresh Inc.), 2024-1 Incremental Term Loan (USD) - First Lien	03/27/2024			2,852,145	98.25
Project Cloud Holdings, LLC (AgroFresh Inc.), Initial USD Term Loan - First Lien	02/13/2024			5,027,274	98.25
Project Cloud Holdings, LLC (AgroFresh Inc.), Replacement Revolver - First Lien	03/27/2024	-	06/24/2024	586,192	98.25

Quorum Health Resources (QHR), 2023 Incremental Term Loan - First Lien	06/30/2023			1,946,749	99.50
Quorum Health Resources (QHR), Specified Delayed Draw Term Loan - First Lien	02/13/2024			1,957,717	99.50
Quorum Health Resources (QHR), Term Loan - First Lien	05/28/2021			1,032,253	99.50
Rachel Zoe, Inc., Second Amendment Effective Date Tranche A Loan - First Lien	07/23/2024			346,199	100.00
Rachel Zoe, Inc., Tranche A Loan - First Lien	10/11/2023			1,070,431	100.00
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Closing Date Term Loan - First Lien	12/15/2023			932,986	99.00
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Delayed Draw Term Loan - First Lien	12/15/2023			633,309	99.00
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Revolving Loan - First Lien	09/24/2024			26,619	99.00
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Initial Term Loan - First Lien	01/08/2024			2,762,074	100.00
R-Pac International Corp. (Project Radio), 2024 Incremental Term Loan - First Lien	10/11/2024			2,353,043	99.50
R-Pac International Corp. (Project Radio), Initial Revolving Loan - First Lien	10/28/2024	-	03/31/2025	283,025	99.50
R-Pac International Corp. (Project Radio), Initial Term Loan - First Lien	11/23/2021			4,797,931	99.50
Sagebrush Buyer, LLC (Province), Initial Term Loan - First Lien	07/01/2024			9,933,446	100.00
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan - First Lien	11/18/2022			3,205,524	100.00
SHO Holding I Corp., Tranche A Term Loan - First Lien	04/05/2024			537,007	100.00
Solugenix Corp.	12/16/2024			7,960,000	1.00
SR Landscaping, LLC, Amendment No. 1 Delayed Draw Term Loan - First Lien	08/20/2024	-	09/05/2024	294,529	100.00
SR Landscaping, LLC, Closing Date Term Loan - First Lien	10/30/2023			2,636,051	100.00
SR Landscaping, LLC, Delayed Draw Term Loan - First Lien	10/30/2023			885,001	100.00
SR Landscaping, LLC, Revolving Loan - First Lien	10/30/2023	-	10/29/2024	153,926	100.00
Strategy Corps., LLC, Revolving Credit Loan - First Lien	03/14/2025			84,431	99.00
Strategy Corps., LLC, Term Loan - First Lien	06/28/2024			6,451,134	99.00
SuperHero Fire Protection, LLC, Closing Date Term Loan - First Lien	09/01/2021	-	06/15/2022	1,444,282	100.00
SuperHero Fire Protection, LLC, Eighth Amendment Incremental Term Loan - First Lien	07/12/2024	-	09/18/2024	5,801,894	100.00
SuperHero Fire Protection, LLC, Revolving Loan - First Lien	09/01/2021	-	04/10/2024	425,740	100.00
SuperHero Fire Protection, LLC, Second Amendment Incremental Term Loan - First Lien	02/06/2023	-	08/31/2023	3,008,196	100.00
Syner-G Intermediate Holdings, LLC, Term Loan - First Lien	09/17/2024			8,536,865	96.00
Technology Partners, LLC (Imagine Software), Initial Term Loan - First Lien	11/16/2021			2,244,240	100.00
Technology Partners, LLC (Imagine Software), Revolving Credit Loan - First Lien	10/25/2024			6,470	100.00
The Mutual Group, LLC, Term Loan - First Lien	01/31/2024			4,761,717	100.00
TMA Buyer, LLC, Amendment No. 3 Term Loan - First Lien	10/21/2024			10,757,594	100.00
TMA Buyer, LLC, Delayed Draw Term Loan - First Lien	09/09/2022			144,977	100.00
TMA Buyer, LLC, Term Loan - First Lien	09/30/2021			1,206,157	100.00
TR Apparel, LLC, Term Loan - First Lien	08/09/2023			3,153,420	100.00
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Closing Date Term Loan - First Lien	07/12/2024			4,897,323	98.50
Tricor, LLC, Amendment No. 4 Delayed Draw Term Loan - First Lien	01/02/2025			1,410,567	100.00
Tricor, LLC, Amendment No.3 Incremental Term Loan - First Lien	07/05/2024			1,792,336	100.00
Tricor, LLC, Delayed Draw Term Loan - First Lien	02/13/2024			715,639	100.00
Tricor, LLC, Term Loan - First Lien	10/22/2021			1,889,624	100.00
Triple Crown Consulting, LLC, Term A Loan - First Lien	06/02/2023			1,081,754	87.50
TriStrux, LLC, Delayed Draw Term Loan - First Lien	02/13/2024			313,356	73.49
TriStrux, LLC, Initial Term Loan - First Lien	12/23/2021			890,425	73.49
TriStrux, LLC, Revolving Loan - First Lien	12/23/2021			317,746	73.50

Unified Patents, LLC, Term Loan - First Lien	12/23/2024			9,066,606	99.25
VCR Buyer, Inc. (Velocity Clinical Research), Facility B1 - First Lien	12/15/2022			4,905,968	93.96
VCR Buyer, Inc. (Velocity Clinical Research), Revolving Credit Facility - First Lien	12/15/2022	-	09/29/2023	251,022	93.19
Visante Acquisition, LLC, Initial Term Loan - First Lien	01/31/2024			4,865,889	100.00
Waste Resource Management Inc., Delayed Draw Term Loan - First Lien	12/28/2023	-	03/07/2025	855,547	100.00
Waste Resource Management Inc., Revolving Credit Loan - First Lien	12/23/2024	-	02/19/2025	398,179	100.00
Waste Resource Management Inc., Term Loan - First Lien	12/28/2023			4,126,935	100.00
Xcel Brands, Inc.	03/25/2025			-	0.01
Xcel Brands, Inc., Intial Term Loan A - First Lien	12/17/2024	-	01/28/2025	1,957,623	97.75
XPT Partners, LLC, 2024 Delayed Draw Term Loan - First Lien	01/27/2025			211,039	98.50
XPT Partners, LLC, Term Loan - First Lien	12/10/2024			4,204,101	98.50
Total				$486,047,528

(e)	The Ally Credit Facility is secured by a lien on all or a portion of the security.
(f)	Security fair valued as of March 31, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at March 31, 2025 amounted to $448,833,432, which represents approximately 52.98% of net assets of the Fund.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at March 31, 2025 amounted to $15,195,549, which represents approximately 1.79% of net assets of the Fund.
(h)	Represents less than 0.05% of net assets.
(i)	Represents 7-day effective yield as of March 31, 2025.

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Abbreviations
PIK	Pay in Kind
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Advertising	1.5%
Aerospace & Defense	0.9
Agricultural & Farm Machinery	0.1
Air Freight & Logistics	1.0
Airlines	0.4
Apparel Retail	0.4
Apparel, Accessories & Luxury Goods	0.9
Application Software	5.3
Asset Management & Custody Banks	1.5
Auto Parts & Equipment	1.3
Automotive Retail	0.1
Biotechnology	0.3
Brewers	0.9
Broadcasting	0.3
Broadline Retail	0.1
Building Products	0.2
Casinos & Gaming	1.0
Chemicals	0.5
Commodity Chemicals	0.4
Communications Equipment	0.4
Construction & Engineering	0.3
Containers & Packaging	0.6
Distributors	0.5
Diversified Chemicals	1.0
Diversified Support Services	1.0
Education Services	1.7
Electric Utilities	0.1
Electrical Components & Equipment	0.7
Electronic Equipment & Instruments	0.2
Electronic Manufacturing Services	1.4
Entertainment	0.1
Environmental & Facilities Services	2.2
Financial Exchanges & Data	0.6
Financial Services	0.1
Food Distributors	0.5
Footwear	0.1
General Merchandise Stores	0.2
Health Care Distributors	0.5
Health Care Facilities	2.2
Health Care Services	14.1
Health Care Supplies	0.6
Health Care Technology	3.3
Heavy Electrical Equipment	1.3
Highways & Railtracks	0.1
Home Furnishings	0.3
Home Improvement Retail	0.7
Homebuilding	0.3
Hotels, Resorts & Cruise Lines	0.9
Hotels, Restaurants & Leisure	0.1
Household Products	0.2
Human Resource & Employment Services	1.5
Industrial Machinery	1.9
Insurance Brokers	2.8
Integrated Telecommunication Services	0.6
Interactive Media & Services	0.6

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Internet & Direct Marketing Retail	1.9%
Internet Services & Infrastructure	0.6
Investment Banking & Brokerage	0.5
IT Consulting & Other Services	4.2
IT Services	0.9
Leisure Facilities	0.5
Life Sciences Tools & Services	0.6
Managed Health Care	0.2
Media	0.1
Metal & Glass Containers	0.5
Movies & Entertainment	0.4
Multi-Sector Holdings	0.9
Office Services & Supplies	0.8
Oil & Gas Storage & Transportation	0.2
Other Diversified Financial Services	0.2
Packaged Foods & Meats	0.9
Paper Packaging	1.2
Paper Products	0.9
Pharmaceuticals	2.6
Real Estate Development	1.1
Real Estate Management & Development	0.1
Real Estate Services	1.1
Research & Consulting Services	7.9
Security & Alarm Services	1.8
Soft Drinks	0.1
Software	0.4
Specialized Consumer Services	2.6
Specialized Finance	3.6
Specialty Chemicals	1.1
Specialty Retail	0.0	*
Systems Software	1.8
Technology Distributors	0.2
Technology Hardware, Storage & Peripherals	0.5
Textiles	0.5
Textiles, Apparel & Luxury Goods	0.1
Trading Companies & Distributors	0.6
Transportation Infrastructure	0.0	*
Trucking	1.1
Water Utilities	0.6
Short-Term Investments	3.1
Total Investments	107.2%

*Less than 0.05%

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund

Notes to Consolidated Schedule of Investments (unaudited)

Note 1 — Organization

First Eagle Credit Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that continuously offers its shares of beneficial interest (the “Common Shares”), and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on July 8, 2020, pursuant to a Declaration of Trust governed by the laws of the State of Delaware as amended and restated by the Amended and Restated Declaration of Trust, dated as of September 4, 2020.

The Fund’s primary investment objective is to provide current income, with a secondary objective of providing long-term risk-adjusted returns. The Fund seeks to achieve its investment objective by investing in a portfolio of a variety of credit asset classes. The Fund will invest, under normal market conditions, at least 80% of its Managed Assets, defined as total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes), in a credit portfolio of below investment grade credit assets including syndicated bank loans, middle market “club” loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally does not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, and high-yield bonds (commonly referred to as “junk” bonds).

The Fund currently offers three classes of Common Shares: Class A Shares, Class A-2 Shares and Class I Shares. The Fund has been granted exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. The Fund may offer additional classes of shares in the future.

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company, is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”).

BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

First Eagle Alternative Credit, LLC (the “Subadviser”), in its capacity as the alternative credit group of the Adviser, serves as the Fund’s investment subadviser. The Subadviser is an investment adviser for both direct lending and broadly syndicated investments, through public and private vehicles, collateralized loan obligations, separately managed accounts and commingled funds. The Subadviser was formed in 2009 under the name THL Credit Advisors LLC. In January 2020, the Subadviser was acquired by the Adviser and is a wholly-owned subsidiary of the Adviser.

On March 3, 2025, First Eagle Holdings announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in First Eagle Holdings. First Eagle Holdings is the parent company to the Adviser and Subadviser. Genstar Capital is a private equity firm focused on investments in targeted segments of the financial services, healthcare, industrials, and software industries. The transaction will involve the buyout of all interests in First Eagle Holdings currently held by funds indirectly controlled by Blackstone Corsair and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund’s investment objectives or policies.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the “FASB”) Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investments in Subsidiaries — The First Eagle Credit Opportunities Fund SPV, LLC (the “SPV”), established on January 11, 2021, and the First Eagle Credit Opportunities Fund BSL SPV I, LLC (the “BSL SPV”), established on December 13, 2024, are wholly-owned Delaware limited liability companies, which function as the Fund’s special purpose, bankruptcy-remote, financing subsidiaries. The consolidated schedule of investments include the accounts of the Fund and the subsidiaries. All intercompany transactions and balances have been eliminated. As of March 31, 2025, the SPV has $396,753,143 in net assets, representing 46.83% of the Fund’s net assets and the BSL SPV has $112,507,187 in net assets, representing 13.28% of the Fund’s net assets. The assets and credit of the SPV and the BSL SPV are not available to satisfy the obligations of the Fund.

b)	Investment Valuation — The Fund’s net asset value (“NAV”) per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading.

The Fund’s securities are valued by various methods, as described below:

Portfolio securities and other assets for which market quotes are readily available are valued at market value.

Senior Loans refers to Loans and Assignments, Bank Loans, Direct Lending and Middle Market “Club” Loans. Senior Loans are primarily valued by using a composite loan price at the mean of the bid and ask prices from an approved pricing service. Initial purchases of investments, including Direct Loans, may be fair valued at their cost which approximates market value and are monitored by the Adviser and the Subadviser (individually or collectively referred to as “First Eagle Management”) for any significant positive or negative events subsequent to the date of the original investment that necessitates a change to another valuation method, such as the market or income approach. Subsequent to the initial purchase, Direct Loans may be valued utilizing the income approach, market approach or liquidation. The income approach values an investment by estimating the present value of future economic benefits it is expected to produce. These benefits include earnings, cash flows and disposition proceeds. Expected current value is determined by discounting expected cash flows at a rate of return (discount rate or cost of capital) that reflects the risk associated with realizing the cash flows in the amounts and times projected. Enterprise value, a market approach, values an investment by determining the value of a company and allocating the value to the debt. Enterprise value uses a multiple analysis, whereby appropriate multiples are applied to the portfolio company’s revenues or net income before net interest expense, income tax expense, depreciation and amortization. The liquidation approach values an investment by analyzing the underlying collateral of the loan, as set forth in the associated loan agreements and borrowing base certificates. Liquidation valuations may be determined using a net orderly liquidation value, a forced liquidation value, other methodology. Such liquidation values may be further reduced by certain reserves that may reduce the value of the collateral available to support the outstanding debt in a wind down scenario.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. First Eagle Management’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models, and assumptions for its evaluated prices.

Non-exchange traded equity securities may be valued at prices supplied by the Fund’s pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities. If broker quotes are unavailable, then the equity will be fair valued as described below.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued as described below. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value.

These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The two primary significant unobservable inputs used in the fair value measurement of the Fund’s debt investments, excluding asset-backed loans, is the weighted average cost of capital, or WACC, and the comparative yield. Significant increases (decreases) in the WACC or in the comparative yield in isolation would result in a significantly lower (higher) fair value measurement. In determining the WACC, for the income, or yield approach, the Fund considers current market yields and multiples, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate WACC to use in the income approach. In determining the comparative yield, for the income, or yield approach, the Fund considers current market yields and multiples, weighted average cost of capital, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis.

The primary significant unobservable inputs used in the fair value measurement of the Fund’s investments in asset-backed loans is the net realized value of the underlying collateral of the loan. The Fund considers information provided by the borrower in its compliance certificates and information from third party appraisals, among other factors, in its analysis. Significant increases (decreases) in net realizable value of the underlying collateral would result in a significantly higher (lower) fair value measurement.

The primary significant unobservable input used in the fair value measurement of the Fund’s equity investments and other debt investments using a market approach is the EBITDA multiple adjusted by management for differences between the investment and referenced comparables, or the multiple. Significant increases (decreases) in the multiple in isolation would result in a significantly higher (lower) fair value measurement. To determine the multiple for the market approach, the Fund considers current market trading and/or transaction multiples, portfolio company performance (financial ratios) relative to public and private peer companies and leverage levels, among other factors. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate multiple to use in the market. The primary significant unobservable input used in the fair value measurement of the Fund’s investments in warrants are volatility and time horizon.

Fair valuation of securities, other financial instruments or other assets (collectively, “securities”) held by the Fund are determined in good faith by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees (the “Board”). The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation procedures for the Fund. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2025:

First Eagle Credit Opportunities Fund

Description	Level 1	Level 2	Level 3‡	Total
Assets
Common Stocks†	$–	$2,564,655	$9,092,202	$11,656,857
Corporate Bonds†	–	15,195,549	–	15,195,549
Senior Loans
Advertising	–	12,478,309	–	12,478,309
Aerospace & Defense	–	3,965,055	3,833,837	7,798,892
Agricultural & Farm Machinery	–	–	953,906	953,906

Description	Level 1	Level 2	Level 3‡	Total
Air Freight & Logistics	$–	$4,990,094	$3,269,950	$8,260,044
Airlines	–	3,320,086	–	3,320,086
Apparel Retail	–	–	3,067,761	3,067,761
Apparel, Accessories & Luxury Goods	–	2,892,495	4,625,787	7,518,282
Application Software	–	23,610,676	21,497,668	45,108,344
Asset Management & Custody Banks	–	6,292,166	6,650,916	12,943,082
Auto Parts & Equipment	–	5,287,473	5,794,664	11,082,137
Automotive Retail	–	994,380	–	994,380
Biotechnology	–	2,927,039	–	2,927,039
Brewers	–	–	7,782,014	7,782,014
Broadcasting	–	2,418,546	–	2,418,546
Building Products	–	–	1,997,500	1,997,500
Casinos & Gaming	–	2,071,248	6,630,261	8,701,509
Commodity Chemicals	–	2,908,778	449,236	3,358,014
Communications Equipment	–	3,591,781	–	3,591,781
Construction & Engineering	–	–	2,724,688	2,724,688
Distributors	–	3,845,079	–	3,845,079
Diversified Chemicals	–	–	8,469,770	8,469,770
Diversified Support Services	–	1,975,741	6,065,035	8,040,776
Education Services	–	2,957,499	11,237,169	14,194,668
Electrical Components & Equipment	–	–	6,209,874	6,209,874
Electronic Equipment & Instruments	–	1,594,742	–	1,594,742
Electronic Manufacturing Services	–	11,524,482	–	11,524,482
Environmental & Facilities Services	–	2,856,086	15,694,862	18,550,948
Financial Exchanges & Data	–	4,948,813	–	4,948,813
Food Distributors	–	3,043,125	995,000	4,038,125
Footwear	–	–	538,871	538,871
General Merchandise Stores	–	1,995,281	–	1,995,281
Health Care Distributors	–	–	4,006,964	4,006,964
Health Care Facilities	–	11,602,591	6,715,027	18,317,618
Health Care Services	–	26,737,736	92,383,575	119,121,311
Health Care Supplies	–	4,911,886	–	4,911,886
Health Care Technology	–	8,747,120	19,054,010	27,801,130
Heavy Electrical Equipment	–	4,394,926	6,471,954	10,866,880
Highways & Railtracks	–	1,002,500	–	1,002,500
Home Furnishings	–	–	2,500,849	2,500,849
Home Improvement Retail	–	–	5,926,401	5,926,401
Homebuilding	–	–	2,936,250	2,936,250
Hotels, Resorts & Cruise Lines	–	7,856,740	–	7,856,740
Household Products	–	–	1,877,241	1,877,241
Human Resource & Employment Services	–	–	12,983,664	12,983,664
Industrial Machinery	–	16,040,924	–	16,040,924
Insurance Brokers	–	3,955,291	19,918,351	23,873,642
Integrated Telecommunication Services	–	4,908,535	–	4,908,535
Interactive Media & Services	–	–	5,134,328	5,134,328
Internet & Direct Marketing Retail	–	3,064,657	12,856,864	15,921,521
Internet Services & Infrastructure	–	3,109,050	2,270,304	5,379,354
Investment Banking & Brokerage	–	3,958,576	–	3,958,576
IT Consulting & Other Services	–	–	35,435,689	35,435,689
Leisure Facilities	–	–	4,111,809	4,111,809
Life Sciences Tools & Services	–	–	4,907,906	4,907,906
Managed Health Care	–	–	2,035,536	2,035,536

Description	Level 1	Level 2	Level 3‡	Total
Metal & Glass Containers	$–	$3,001,286	$977,137	$3,978,423
Movies & Entertainment	–	–	2,998,140	2,998,140
Multi-Sector Holdings	–	4,787,661	2,892,140	7,679,801
Office Services & Supplies	–	6,383,561	–	6,383,561
Oil & Gas Storage & Transportation	–	–	1,985,009	1,985,009
Other Diversified Financial Services	–	–	1,461,245	1,461,245
Packaged Foods & Meats	–	7,396,116	–	7,396,116
Paper Packaging	–	2,225,031	8,101,978	10,327,009
Paper Products	–	–	7,472,288	7,472,288
Pharmaceuticals	–	6,058,802	16,155,613	22,214,415
Real Estate Development	–	–	9,690,270	9,690,270
Real Estate Services	–	8,269,267	1,342,688	9,611,955
Research & Consulting Services	–	31,483,493	35,748,989	67,232,482
Security & Alarm Services	–	4,428,743	10,803,149	15,231,892
Soft Drinks	–	–	949,944	949,944
Specialized Consumer Services	–	4,998,410	17,190,178	22,188,588
Specialized Finance	–	15,267,655	15,647,219	30,914,874
Specialty Chemicals	–	8,929,110	–	8,929,110
Systems Software	–	15,551,542	–	15,551,542
Technology Distributors	–	1,936,187	–	1,936,187
Technology Hardware, Storage & Peripherals	–	3,813,095	–	3,813,095
Textiles	–	–	4,133,884	4,133,884
Trading Companies & Distributors	–	4,969,585	–	4,969,585
Trucking	–	999,500	8,188,188	9,187,688
Water Utilities	–	–	5,441,378	5,441,378
Total Senior Loans	–	343,278,550	511,194,928	854,473,478
Warrants†	–	–	77	77
Short-Term Investments
Investment Companies	26,607,003	–	–	26,607,003
Total	$26,607,003	$361,038,754	$520,287,207	$907,932,964
Liabilities
Unfunded Commitments*	–	(984)	(39,742)	(40,726)
Total	$26,607,003	$361,037,770	$520,247,465	$907,892,238

‡	Value determined using significant unobservable inputs.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Unfunded commitments are presented at net unrealized appreciation (depreciation).

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Warrants	Senior Loans	Unfunded Commitments*	Total
Beginning Balance —market value	$10,205,059	$31,770	$491,606,932	$(450,685)	$501,393,076
Purchases(1)	—	(48,414)	117,366,497	—	117,318,083
Sales (2)	—	—	(87,546,128)	—	(87,546,128)
Transfer In — Level 3	—	—	16,072,224	—	16,072,224
Transfer Out — Level 3	(1,013,025)	—	(16,540,429)	—	(17,553,454)
Accrued discounts/ (premiums)	—	—	470,748	—	470,748
Realized Gains (Losses)	—	—	528,649	—	528,649
Change in Unrealized Appreciation (Depreciation)	(99,832)	16,721	(10,763,565)	410,943	(10,435,733)
Ending Balance — market value	$9,092,202	$77	$511,194,928	$(39,742)	$520,247,465
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(99,832)	$16,721	$(14,741,024)	$403,871	$(14,420,264)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

*   Unfunded commitments are presented at net unrealized appreciation (depreciation).

Investments were transferred into Level 3 during the period ended March 31, 2025 due to changes in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the increased incidence of stale prices, as assessed by the Adviser. Investments were transferred out of Level 3 during the period ended March 31, 2025 due to improvements in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the reduced incidence of stale prices, as assessed by the Adviser.

The following is a summary of the Fund’s valuation techniques and significant amounts of unobservable inputs used in the Fund’s Level 3 securities as of March 31, 2025:

Disclosure on the Unobservable Inputs for First Eagle Credit Opportunities Fund as of March 31, 2025.

Investment Type	Fair Value as of March 31, 2025	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs (a)
Common Stock	$1,132,188	Broker Quotes	N/A	N/A	Increase
	$7,960,000	Discounted Cash Flow (Income Approach)	Comparable Yield	19.71% - 19.71% (19.71%)	Decrease
	$14	Market Comparable Companies	EBITDA Multiple	4.32x - 8.37x (8.26x)	Increase
Common Stock total	$9,092,202
Warrant	$77	Option Pricing Model	Volatility/Time Horizon	30%-40%/0.5yr-5yr (40%/5yr)	Increase
Warrant total	$77
Senior Loans	$70,321,585	Broker Quotes	N/A	N/A	Increase
	$403,055,398	Discounted Cash Flow (Income Approach)	Comparable Yield	9.15% - 21.25% (10.88%)	Decrease
	$35,670,484	Liquidation	Collateral Value	22.4 - 434.3 (139.7)*	Increase
	$2,147,461	Market Comparable Companies	EBITDA Multiple	4.32x - 9.00x (6.81x)	Increase
Senior Loans total	$511,194,928
Total Investments	$520,287,207
Unfunded Commitment	$7,201	Broker Quotes	N/A	N/A	Increase
	$(15,911)	Discounted Cash Flow (Income Approach)	Comparable Yield	9.17% - 16.66% (10.27%)	Decrease
	$(5,135)	Liquidation	Collateral Value	54.2 - 54.2 (54.2)*	Increase
	$(25,897)	Market Comparable Companies	EBITDA Multiple	4.32x - 9.00x (8.53x)	Increase
Unfunded Commitment total	$(39,742)

Notes:

*Collateral values are presented in $ millions.

*Fair Value for unfunded commitments is unrealized appreciation/depreciation.

(a) This column represents the direction change in the fair value of level 3 securities thta would result from an increase to the corresponding unobservable inputs.

   - A decrease to the unobservable input would have the opposite effect.

   - Significant increases and decreases of these inputs could result in significantly higher or lower fair value determination.

c)	New Accounting Pronouncements —In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.

Note 3 — Securities and Other Investments

The Fund’s portfolio primarily consists of some combination of the following types of investments:

Syndicated Loans — Syndicated loans are typically underwritten and syndicated by large commercial and investment banks. These loans may be recently originated by such banks pursuant to the originating bank’s, or lead arranger’s, underwriting standards applicable to corporate borrowers at the time of issuance. The Fund may purchase syndicated loans either in the primary market in connection with their syndication or in the secondary market. In most cases, syndicated loans will be secured by specific collateral of the issuer. In general, most of the syndicated loans purchased by the Fund will be current on principal and interest payments at the time of purchase. However, the Fund can purchase syndicated loans that are not current on principal and are likely to default. In addition, syndicated loans held by the Fund may at times cease being current on principal and interest payments.

When all or a portion of a loan held by the Fund has not yet settled, the Fund does not accrue interest on such a loan until the settlement date at which point SOFR or Prime will be established.

Middle Market “Club” Loans — Middle market “club” loans are loans made to upper middle market companies that may not have access to traditional capital markets. Middle market “club” loans are distinct from customary direct lending loans described herein in that they are generally more liquid, often rated by a third party and funded by more than one lender, often a “club” of unaffiliated lenders. Middle market “club” loans held by the Fund will consist of first lien senior secured loans.

Direct Lending — The Fund may invest in sponsor-backed, first lien senior secured directly originated loans (including “unitranche” loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position) of middle- market U.S. companies. Direct lending middle market loans are generally illiquid, unrated and funded by one affiliated lender group.

Asset-Based Loans — Asset-based loans are loans that are secured by collateral consisting of inventory, accounts receivable, machinery/equipment, real estate, intellectual property/brands and/or other assets owned by the borrower(s) where by the underlying loan will be underwritten by the value of the collateral. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting. The term loans are provided to both private and public borrowers with varying ownership structures.

High Yield Bonds — The Fund may invest in high-yield bonds, which are securities rated below “Baa3” by Moody’s, or below “BBB-” by S&P and/or lower than “BBB-” by Fitch Ratings and unrated debt securities and other types of credit instruments of similar quality, commonly referred to as “junk bonds.” Such securities are predominately speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The ratings of S&P represent its opinion as to the credit quality of the securities it undertakes to rate. It should be emphasized, however, the ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, the Fund depends on credit analysis to identify investment opportunities.

Derivative Transactions — Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions (as defined below). Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board. Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, the Fund relies on the Limited Derivatives User Exception.

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be- announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Note 4 — Unfunded Commitment/Delayed Draw Loan Commitment

As of March 31, 2025, the Fund had the following unfunded loan commitments outstanding, which could be extended at the option of the borrower:

Loan	Principal Amount	Value	Net Unrealized Appreciation (Depreciation)
841 Prudential MOB LLC, Delayed Draw Term Loan - First Lien	$513,514	$505,811	$(5,135)
A&A Global Imports, LLC, New Revolving Loan - First Lien	3,460	3,460	102
Advanced Web Technologies (AWT), Fourth Amendment Delayed Term Loan - First Lien	2,065,676	2,055,347	25,728
Advanced Web Technologies (AWT), Revolving Credit Loan - First Lien	463,486	461,168	1,518
Advantmed Buyer Inc., Revolving Loan - First Lien	1,545,373	1,525,090	-
Air Buyer Inc. (Condata Global), Revolving Credit Loan - First Lien	331,126	327,815	1,060
Air Conditioning Specialist, Inc., Delayed Draw Term Loan - First Lien	910,589	896,930	-
Air Conditioning Specialist, Inc., Revolving Loan - First Lien	452,242	445,458	-
Alpine SG, LLC (ASG), Revolving Credit Loan - First Lien	105,232	105,232	1,143
AlpineX OpCo, LLC, Revolving Loan - First Lien	39,570	39,569	633
AlpineX OpCo, LLC, Second Amendment Incremental Revolving Loan - First Lien	18,571	18,570	352
AMCP Clean Acquisition Co., LLC (PureStar), 2024 Incremental Delayed Draw Term Loan - First Lien	1,365,000	1,369,272	11,097
Apella Capital, LLC, 2nd Amendment Delayed Draw Term Loan - First Lien	995,838	995,838	8,714
Apella Capital, LLC, First Amendment Delayed Draw Term Loan - First Lien	147,508	147,508	1,290
Apex Analytix, Inc. (Montana Buyer, Inc.), Revolving Credit Loan - First Lien	252,174	249,652	910
AppHub LLC, Revolving Credit Loan - First Lien	103,013	102,497	575
APS Acquisition Holdings, LLC, Delayed Draw Term Loan - First Lien	2,323,910	2,289,052	(23,239)
APS Acquisition Holdings, LLC, Revolving Loan - First Lien	1,339,430	1,319,338	(5,023)
Argano, LLC, Delayed Draw Term Loan - First Lien	1,391,304	1,377,391	-
Argano, LLC, Revolving Credit Loan - First Lien	231,884	229,565	2,319
Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien	47,777	47,300	(232)
Bandon Fitness Texas, Inc., Revolving Loan - First Lien	243,870	241,431	(1,419)
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan - First Lien	364,376	364,376	3,575
Boston Clinical Trials LLC (Alcanza Clinical Research), Revolving Credit Loan - First Lien	187,500	182,813	(4,687)
Case Works, LLC, Delayed Draw Term Loan - First Lien	271,552	267,967	(2,376)
Case Works, LLC, Revolving Loan - First Lien	362,069	357,290	(103)
CC Amulet Management, LLC (Children's Choice), Revolving Loan - First Lien	5,987	5,987	10
CC Amulet Management, LLC (Children's Choice), Second Amendment Delayed Draw Term Loan - First Lien	2,493,984	2,493,984	12,470
CI (MG) GROUP, LLC (Mariani Landscape), DDTL - First Lien	3,272,727	3,223,636	(24,546)
CI (MG) GROUP, LLC (Mariani Landscape), Revolver - First Lien	737,101	726,044	-
Clydesdale Acquisition Holdings Inc. (Novolex), Delayed Draw Term Loan - First Lien	17,182	17,107	54
Community Based Care Acquisition, Inc., Delayed Draw Tranche C Term Loan - First Lien	1,129,429	1,129,429	11,295
Community Based Care Acquisition, Inc., Revolving Credit Loan - First Lien	365,854	365,854	3,932
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Revolving Credit Loan - First Lien	50,000	49,250	(18)
Currahee Borrower Sub LLC (CohnReznick), Term Loan Delayed Draw - First Lien	338,251	338,251	1,691
Danforth Global, Inc., Revolving Credit Loan - First Lien	97,222	96,493	120
Elevate HD Parent, Inc., Delayed Draw Term Loan B - First Lien	1,565,417	1,565,417	8,321
Elevate HD Parent, Inc., Revolving Loan - First Lien	650,000	650,000	9,390
Endo1 Partners, LLC, Seventh Amendment DDTL - First Lien	57,143	57,143	537
Energy Acquisition LP (ECI), Delayed Draw Term Loan - First Lien	346,667	343,200	1,941
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Revolving Loan - First Lien	602,228	602,228	-
Enverus Holdings, Inc., Class A Revolving Credit Loan - First Lien	292,793	284,009	(6,143)
Enverus Holdings, Inc., Delayed Draw Term Loan - First Lien	73,115	73,115	502
First Steps Recovery Acquisition, LLC (True North Detox), Delayed Draw Term Loan - First Lien	743,243	724,662	(15,066)
First Steps Recovery Acquisition, LLC (True North Detox), Revolving Credit Loan - First Lien	386,486	376,824	(3,865)
Gen4 Dental Partners Opco, LLC, Closing Date Delayed Draw Term Loan - First Lien	1,833,333	1,782,917	(32,553)
Gen4 Dental Partners Opco, LLC, Revolving Loan - First Lien	366,667	356,583	(2,948)
Grant Thornton Advisors LLC, 2025 Incremental DDTL Loan - First Lien	434,783	433,085	(1,698)
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Revolving Loan - First Lien	588,067	583,657	4,045
Houseworks Holdings, Fourth Amendment Delayed Draw Term Loan - First Lien	1,001,435	996,428	4,785
Houseworks Holdings, Revolving Loan - First Lien	162,789	161,975	3,080
iLending LLC, Revolving Loan - First Lien	35,036	17,168	(17,662)
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan - First Lien	21,027	19,345	(1,509)
In Vitro Sciences, LLC (New IVS Holdings, LLC), Revolving Loan - First Lien	525,668	483,614	(34,478)
Inflexionpoint LLC (fka Automated Control Concepts), Revolving Credit Loan - First Lien	520,833	520,833	3,651
Irving Parent, Corp. (Quisitive), Revolving Credit Loan - First Lien	1,625,000	1,600,625	-
June Purchaser LLC (Janney Montgomery Scott), Delayed Draw Term Loan - First Lien	285,714	286,429	714
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan - First Lien	48,795	48,063	(41)
LMSI Buyer, LLC, Revolving Credit Loan - First Lien	55,788	50,209	(4,955)
Mammoth Holdings, LLC, Delayed Draw Term Loan - First Lien	454,545	443,182	(4,851)
Medrina, LLC, Primary DDTL - First Lien	198,857	198,857	1,104
Medrina, LLC, Revolving Loan - First Lien	828,571	828,571	13,704
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan - First Lien	770,982	767,127	(68)
Monarch Behavioral Therapy, LLC, Revolving Loan - First Lien	527,932	525,292	3,695
Newcleus, LLC, Revolving Loan - First Lien	34,803	32,976	(1,504)
Oak Point Partners, LLC, Revolving Loan - First Lien	292,659	292,659	2,507
Owl Vans, LLC, Revolving Loan - First Lien	960,000	947,328	-
Point Quest Acquisition, LLC, Revolving Credit Loan - First Lien	335,141	335,141	2,920
Point Quest Acquisition, LLC, Sixth Amendment Delayed Draw Term Loan - First Lien	847,458	847,458	3,708
Prescott's Inc., Delayed Draw Term Loan - First Lien	2,867,797	2,835,534	(21,508)
Prescott's Inc., Revolving Credit Loan - First Lien	716,949	708,883	-
PRGX Global, Inc., Delayed Draw - First Lien	421,053	416,842	(2,105)
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Delayed Draw Term Loan - First Lien	254,935	252,386	1,710
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Revolving Loan - First Lien	423,390	419,157	2,520
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Delayed Draw Term Loan - First Lien	1,035,197	1,035,197	7,913
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Revolving Credit Loan - First Lien	517,598	517,598	7,872
R-Pac International Corp. (Project Radio), Initial Revolving Loan - First Lien	335,821	334,142	180
Sagebrush Buyer, LLC (Province), Revolving Credit Facility - First Lien	1,262,614	1,262,614	18,832
Sapio Sciences, LLC (Jarvis Bidco), Revolving Credit Loan - First Lien	312,500	312,500	3,443
SR Landscaping, LLC, Amendment No. 1 Delayed Draw Term Loan - First Lien	595,383	595,383	2,977
SR Landscaping, LLC, Revolving Loan - First Lien	289,321	289,321	3,837
Strategy Corps., LLC, Delayed Draw Term Loan - First Lien	3,421,788	3,387,570	(23,333)
Strategy Corps., LLC, Revolving Credit Loan - First Lien	1,625,349	1,609,096	5,052
SuperHero Fire Protection, LLC, Revolving Loan - First Lien	107,858	107,858	1,006
Syner-G Intermediate Holdings, LLC, Revolving Loan - First Lien	958,084	919,760	(27,545)
Technology Partners, LLC (Imagine Software), Revolving Credit Loan - First Lien	366,871	366,871	3,991
The Mutual Group, LLC, Revolving Loan - First Lien	649,351	649,351	9,021
TMA Buyer, LLC, Revolving Credit Loan - First Lien	153,986	153,986	879
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Delayed Draw Term Loan - First Lien	2,370,370	2,334,815	-
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Revolving Loan - First Lien	1,185,185	1,167,407	-
Tricor, LLC, Amendment No. 4 Delayed Draw Term Loan - First Lien	3,944,063	3,944,065	29,581
Tricor, LLC, Revolving Loan - First Lien	173,077	173,077	121
Triple Crown Consulting, LLC, Revolving Loan - First Lien	217,391	190,217	(23,960)
TriStrux, LLC, Revolving Loan - First Lien	32,175	23,648	(8,337)
Unified Patents, LLC, Revolver - First Lien	1,016,949	1,009,322	-
Visante Acquisition, LLC, Revolving Credit Loan - First Lien	574,273	574,273	7,954
Waste Resource Management Inc., Delayed Draw Term Loan - First Lien	689,002	689,002	3,143
Waste Resource Management Inc., Revolving Credit Loan - First Lien	217,253	217,253	2,957
XPT Partners, LLC, 2024 Delayed Draw Term Loan - First Lien	791,660	779,785	(6,000)
XPT Partners, LLC, 2024 Revolving Loan - First Lien	226,189	222,796	-
	$69,810,188	$69,107,604	$(40,726)